Angel Oak Multi-Strategy Income Fund
Schedule of Investments
October 31, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 13.78%
Automobile ― 6.74%
ACC Trust, Series 2022-1, Class D, 6.650%, 10/20/2028 (a)(b)	$1,500,000	$450,604
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)	3,340,000	3,082,653
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.380%, 9/17/2029 (a)	500,000	470,223
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,570,000	1,498,337
Avis Budget Car Rental LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030 (a)	800,000	785,752
Avis Budget Rental Car Funding LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025 (a)	4,500,000	4,279,973
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	4,500,000	4,048,074
CAL Receivables LLC, Series 2022-1, Class B, 9.670% (SOFR30A + 4.350%), 10/15/2026 (a)(c)	9,580,000	9,437,996
Carvana Auto Receivables Trust, Series 2021-N1, Class F, 4.550%, 1/10/2028 (a)	2,225,013	2,102,208
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.900%, 3/10/2028 (a)(d)	26,900,000	24,716,500
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.160%, 6/12/2028 (a)	3,310,000	2,951,792
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.530%, 9/11/2028 (a)	3,120,000	2,795,997
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.280%, 5/10/2029	1,300,000	1,250,889
Carvana Auto Receivables Trust, Series 2023-P3, Class D, 6.820%, 8/12/2030 (a)	500,000	488,377
Chase Auto Credit Linked Notes, Series 2021-2, Class E, 2.280%, 12/26/2028 (a)	238,588	232,741
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	500,000	469,609
CPS Auto Receivables Trust, Series 2021-D, Class E, 4.060%, 12/15/2028 (a)	500,000	461,199
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.880%, 4/16/2029 (a)	5,400,000	4,861,112
DT Auto Owner Trust, Series 2021-4A, Class E, 3.340%, 7/17/2028 (a)	3,000,000	2,675,067
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.020%, 1/17/2028 (a)	5,750,000	5,166,950
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.040%, 12/15/2028 (a)	1,700,000	1,527,173
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.020%, 10/15/2029 (a)	2,000,000	1,773,494
Exeter Automobile Receivables Trust, Series 2023-4A, Class D, 6.950%, 12/17/2029	1,600,000	1,574,003
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.750%, 11/15/2030 (a)	600,000	588,953
Flagship Credit Auto Trust, Series 2020-4, Class E, 3.840%, 7/17/2028 (a)(d)	10,416,000	9,281,364
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.160%, 9/15/2028 (a)	4,100,000	3,552,150
Flagship Credit Auto Trust, Series 2021-4, Class E, 4.030%, 3/15/2029 (a)	4,000,000	3,071,628
Flagship Credit Auto Trust, Series 2022-1, Class E, 5.370%, 6/15/2029 (a)	1,000,000	820,656
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.980%, 4/15/2027 (a)	5,000,000	4,769,265
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.350%, 10/15/2027 (a)	2,500,000	2,347,525
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class F, 4.190%, 2/15/2029 (a)	900,000	823,291
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class E, 4.690%, 8/15/2029 (a)	4,500,000	4,178,426
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.090%, 10/15/2029 (a)	500,000	488,103
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030 (a)	2,080,000	2,074,559
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.430%, 10/16/2028 (a)	5,000,000	4,550,130
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.980%, 12/26/2025 (a)(d)	13,000,000	12,351,950
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	3,800,000	3,641,494
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.510%, 3/25/2030 (a)	800,000	790,878
Hertz Vehicle Financing LP, Series 2021-2A, Class D, 4.340%, 12/27/2027 (a)	4,185,000	3,645,834
LAD Auto Receivables Trust, Series 2023-3A, Class D, 6.920%, 12/16/2030 (a)	800,000	788,750
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.310%, 10/16/2028 (a)	800,000	797,806
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032 (a)	627,284	619,562
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.197%, 12/15/2032 (a)	843,459	850,879
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.280%, 3/15/2027 (a)	1,750,000	1,617,478
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	500,000	453,883
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	2,650,000	2,650,045
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	2,520,000	2,455,314
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	5,000,000	4,696,625
United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.300%, 9/10/2027 (a)	1,035,000	1,024,242
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	1,597,480	1,561,485
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	1,300,000	1,229,158
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)(b)	2,053,000	483,424
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/16/2027 (a)	5,120,000	5,028,506
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.640%, 8/15/2028 (a)	17,000,000	16,117,360
Veros Automobile Receivables Trust, Series 2023-1, Class D, 11.460%, 8/15/2030 (a)	700,000	697,777
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.250%, 6/15/2028 (a)	3,000,000	2,610,861
		177,760,084
Consumer ― 6.30%
ACHV ABS TRUST, Series 2023-1PL, Class C, 7.420%, 3/18/2030 (a)	1,500,000	1,503,585
ACHV ABS TRUST, Series 2023-1PL, Class D, 8.470%, 3/18/2030 (a)	4,800,000	4,835,880
ACHV ABS TRUST, Series 2023-3PL, Class B, 7.170%, 8/19/2030 (a)	1,000,000	1,004,743
ACHV ABS TRUST, Series 2023-3PL, Class C, 7.350%, 8/19/2030 (a)	1,250,000	1,247,983
ACHV ABS TRUST, Series 2023-3PL, Class D, 8.360%, 8/19/2030 (a)	1,650,000	1,656,253
Affirm, Inc., Series 2023-B, Class C, 7.810%, 9/15/2028 (a)	400,000	401,018
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	2,220,000	1,557,357
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.640%, 7/15/2030 (a)	1,793,000	1,745,690
BHG Securitization Trust, Series 2021-B, Class D, 3.170%, 10/17/2034 (a)	1,170,000	914,113
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.520%, 12/15/2026 (a)	328,207	329,987
Consumer Loan Underlying Bond Credit Trust, Series 2017-P2, Class CL1, 0.000%, 1/15/2024 (a)	125,000	-
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	1,113,078	965,259
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	4,784,047	4,283,990
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	1,740,000	1,568,038
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	1,200,000	1,171,218
FREED ABS TRUST, Series 2022-4FP, Class D, 7.400%, 12/18/2029 (a)	650,000	643,865
Goldman Home Improvement Trust, Series 2021-GRN2, Class C, 2.770%, 6/25/2051 (a)	9,644,000	8,696,641
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	2,621,000	2,267,632
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	1,137,849	858,704
LendingClub Receivables Trust, Series 2019-7, Class R1, 0.000%, 1/15/2027 (a)(b)	8,702,377	1,419,852
LendingClub Receivables Trust, Series 2019-7, Class R2, 0.000%, 1/15/2027 (a)(b)	1,779,730	290,375
LendingClub Receivables Trust, Series 2019-1, Class CERT, 0.000%, 7/17/2045 (a)	932,340	2,229,586
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)(b)	3,320,000	1,173,152
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	1,500,000	1,200,688
LendingPoint Asset Securitization Trust, Series 2021-B, Class C, 3.210%, 2/15/2029 (a)	2,000,000	1,903,410
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.000%, 5/15/2028 (a)(b)	1,576,000	482,055
LP LMS Asset Securitization Trust, Series 2023-1A, Class B, 7.484%, 10/17/2033 (a)	800,000	756,963
Marlette Funding Trust, Series 2023-2A, Class D, 7.920%, 6/15/2033 (a)	3,350,000	3,325,213
Marlette Funding Trust, Series 2023-3A, Class B, 6.710%, 9/15/2033 (a)	3,000,000	3,011,466
Oportun Financial Corp., Series 2022-3, Class C, 10.147%, 1/8/2030 (a)	2,100,000	2,138,254
Pagaya AI Debt Selection Trust, Series 2020-3, Class C, 6.430%, 5/17/2027 (a)	824,402	823,462
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)(d)	8,596,456	7,616,374
Pagaya AI Debt Selection Trust, Series 2021-3, Class B, 1.740%, 5/15/2029 (a)	4,499,755	4,422,935
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	3,299,820	2,706,288
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	2,399,717	2,101,557
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)(d)	6,999,074	6,581,874
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	6,299,167	5,296,459
Pagaya AI Debt Selection Trust, Series 2022-3, Class B, 8.050%, 3/15/2030 (a)	1,199,884	1,187,680
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	1,399,948	1,412,643
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	1,599,778	1,620,151
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	1,199,761	1,220,280
Pagaya AI Debt Selection Trust, Series 2023-5, Class B, 7.625%, 4/15/2031 (a)	4,000,000	4,003,644
Pagaya AI Debt Selection Trust, Series 2023-5, Class C, 9.099%, 4/15/2031 (a)	750,000	755,890
Prosper Marketplace Issuance Trust, Series 2023-1A, Class B, 7.480%, 7/16/2029 (a)	930,000	933,632
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.290%, 7/16/2029 (a)	1,400,000	1,402,867
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.240%, 7/16/2029 (a)	350,000	349,028
Purchasing Power Funding, Series 2021-A, Class D, 4.370%, 10/15/2025 (a)	3,750,000	3,751,459
Reach Financial LLC, Series 2022-2A, Class C, 8.400%, 5/15/2030 (a)	600,000	605,678
Reach Financial LLC, Series 2023-1A, Class C, 8.450%, 2/18/2031 (a)	600,000	593,196
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.000%, 11/20/2030 (a)	1,150,000	1,037,378
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)	3,700,000	3,734,018
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 14.099%, 5/15/2027 (a)(e)	3,836,151	3,389,323
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT, 0.000%, 11/20/2026 (a)(b)	3,500,000	466,286
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT, 0.000%, 7/20/2027 (a)(b)	1,475,000	305,380
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT, 0.000%, 8/20/2027 (a)(b)	5,450,000	1,204,967
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT, 0.000%, 9/20/2029 (a)(b)	1,500,000	691,831
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT, 0.000%, 10/20/2029 (a)(b)	2,370,000	806,914
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	1,185,311	1,148,941
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 0.000%, 11/20/2029 (a)(b)	1,629,000	492,365
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)(b)	2,400,000	619,178
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT, 0.000%, 4/20/2030 (a)(b)	1,500,000	342,611
Upstart Securitization Trust, Series 2019-1, Class CERT, 0.000%, 4/20/2026 (a)	20,143	428,951
Upstart Securitization Trust, Series 2019-3, Class CERT, 0.000%, 1/21/2030 (a)(f)	25,442	2,325,255
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	7,747,300	7,534,908
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	5,500,000	5,196,559
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)(d)	13,476,000	12,326,982
Upstart Securitization Trust, Series 2021-4, Class C, 3.190%, 9/20/2031 (a)	5,250,000	4,586,216
Upstart Securitization Trust, Series 2021-5, Class C, 4.150%, 11/20/2031 (a)(d)	9,100,000	7,875,731
Upstart Securitization Trust, Series 2022-1, Class C, 5.710%, 3/20/2032 (a)(b)	1,800,000	1,185,464
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)	1,500,000	1,344,788
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	3,600,000	3,579,325
Upstart Securitization Trust, Series 2023-2, Class B, 7.920%, 6/20/2033 (a)	1,000,000	996,693
Upstart Securitization Trust, Series 2023-3, Class B, 8.250%, 10/20/2033 (a)	3,800,000	3,605,910
		166,194,041
Credit Card ― 0.39%
Avant Credit Card Master Trust, Series 2021-1A, Class C, 2.160%, 4/15/2027 (a)	2,500,000	2,352,320
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	2,985,284	2,902,771
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	1,500,000	1,477,725
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	2,300,000	2,126,159
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	1,700,000	1,471,763
		10,330,738
Property Assessed Clean Energy ― 0.11%
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	3,553,519	2,974,995

Solar ― 0.15%
Goodleap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.800%, 5/20/2055 (a)	900,000	834,101
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(g)	762,573	626,200
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	938,362	678,730
Sunnova Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	2,273,342	1,807,118
		3,946,149
Structured Settlement ― 0.02%
Stone Street Receivables Funding LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	595,180	494,123

Whole Business ― 0.07%
Fat Brands Fazoli's Native LLC, Series 2021-1, Class A2, 7.000%, 7/25/2051 (a)	1,990,000	1,793,265
TOTAL ASSET-BACKED SECURITIES (Cost ― $419,186,352)		$363,493,395

Collateralized Debt Obligations ― 0.11%
Anchorage Credit Funding Ltd., Series 2020-11A, Class E, 7.050%, 4/25/2038 (a)	3,500,000	2,814,231
TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost ― $3,413,506)		$2,814,231

Collateralized Loan Obligations ― 5.39%
AGL CLO Ltd., Series 2023-24A, Class B, 8.028% (TSFR3M + 2.650%), 7/25/2036 (a)(e)	1,000,000	1,006,065
Allegro CLO Ltd., Series 2014-1RX, Class SUB, 0.000%, 10/21/2028 (b)(e)(h)	4,000,000	140,000
ALM CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/15/2029 (a)(b)(e)	6,000,000	1,980,000
Apidos CLO Ltd., Series 2023-43A, Class D, 10.378% (TSFR3M + 5.000%), 4/25/2035 (a)(c)	3,800,000	3,811,142
Ares CLO Ltd., Series 2020-58A, Class BR, 7.244% (TSFR3M + 1.850%), 1/15/2035 (a)(c)	5,000,000	4,904,370
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.826% (TSFR3M + 2.500%), 1/20/2031 (a)(c)	4,482,115	4,490,877
Bain Capital Credit CLO, Series 2023-3A, Class B, 8.065% (TSFR3M + 2.700%), 7/24/2036 (a)(e)	2,620,000	2,625,240
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (b)(e)	1,500,000	1,237,482
BCC Middle Market CLO LLC, Series 2018-1A, Class A2, 7.827% (TSFR3M + 2.412%), 10/20/2030 (a)(c)	1,000,000	990,123
BCC Middle Market CLO LLC, Series 2023-2A, Class A1, 0.000% (TSFR3M + 2.500%), 10/21/2035 (a)(c)(i)	10,000,000	10,000,000
Blackrock MT Hood CLO LLC, Series 2023-1A, Class VDN, 0.000%, 4/20/2035 (a)(b)(e)	2,000,000	1,040,000
Carbone CLO Ltd., Series 2017-1A, Class A1, 6.817% (TSFR3M + 1.402%), 1/20/2031 (a)(c)	1,477,580	1,476,082
CBAM Ltd., Series 2018-6A, Class B1R, 7.755% (TSFR3M + 2.362%), 1/15/2031 (a)(c)	5,000,000	4,915,915
CIFC Funding Ltd., Series 2015-2X, Class INC, 0.000%, 4/15/2030 (e)(h)(j)	5,000,000	-
CIFC Funding Ltd., Series 2021-6A, Class B, 7.305% (TSFR3M + 1.912%), 10/15/2034 (a)(c)	1,000,000	983,698
East West Investment Management CLO Ltd., Series 2019-FAL, Class D, 10.387% (TSFR3M + 4.972%), 1/20/2033 (a)(c)	5,000,000	4,772,945
Eaton Vance CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/15/2031 (a)(b)(e)	5,000,000	2,450,000
Garrison Funding Ltd., Series 2018-2RA, Class BR, 8.811% (TSFR3M + 3.432%), 11/20/2029 (a)(c)	4,500,000	4,380,102
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 7.290% (TSFR3M + 1.912%), 10/25/2030 (a)(c)	740,691	739,452
Golub Capital Partners CLO Ltd., Series 2017-34A, Class B1R, 8.231% (TSFR3M + 2.862%), 3/14/2031 (a)(c)	1,550,000	1,533,184
Highbridge Loan Management Ltd., Series 2013-2A, Class A2R, 7.302% (TSFR3M + 1.887%), 10/20/2029 (a)(e)	1,975,000	1,956,731
ICG US CLO Ltd., Series 2021-1A, Class E, 11.994% (TSFR3M + 6.592%), 4/17/2034 (a)(c)	2,000,000	1,703,754
LJV MM CLO LLC, Series 2022-1A, Class A1, 7.233% (TSFR3M + 1.850%), 4/28/2034 (a)(c)	6,400,000	6,305,786
Madison Park Funding Ltd., Series 2018-30A, Class A, 6.405% (TSFR3M + 1.012%), 4/15/2029 (a)(c)	3,953,855	3,928,483
Madison Park Funding Ltd., Series 2014-13A, Class BR2, 7.158% (TSFR3M + 1.762%), 4/19/2030 (a)(c)	4,200,000	4,168,748
Madison Park Funding Ltd., Series 2022-62A, Class AR, 7.253% (TSFR3M + 1.850%), 7/17/2036 (a)(c)	10,000,000	10,020,570
Magnetite Ltd., Series 2015-14RA, Class B, 7.257% (TSFR3M + 1.862%), 10/18/2031 (a)(c)	7,710,000	7,631,990
Magnetite Ltd., Series 2021-29A, Class B, 7.055% (TSFR3M + 1.662%), 1/15/2034 (a)(c)	1,750,000	1,718,785
MCF CLO LLC, Series 2017-3A, Class ER, 14.827% (TSFR3M + 9.412%), 7/20/2033 (a)(b)(c)	3,000,000	2,895,096
Monroe Capital MML CLO Ltd., Series 2018-2A, Class E, 12.895% (TSFR3M + 7.512%), 11/22/2030 (a)(b)(c)	1,080,000	1,021,914
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 10.674% (TSFR3M + 5.262%), 10/22/2031 (a)(c)	700,000	675,474
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 14.181% (TSFR3M + 8.800%), 5/20/2033 (a)(b)(c)	3,000,000	2,843,688
Monroe Capital MML CLO Ltd., Series 2019-1A, Class ER, 14.005% (TSFR3M + 8.622%), 11/22/2033 (a)(b)(c)	4,440,000	4,050,088
Octagon Credit Investors LLC, Series 2022-1A, Class B1, 7.972% (TSFR3M + 2.600%), 8/16/2033 (a)(c)	1,400,000	1,400,000
Palmer Square CLO Ltd., Series 2022-5A, Class A, 7.416% (TSFR3M + 2.000%), 10/20/2035 (a)(c)	6,000,000	6,010,266
Sound Point CLO Ltd., Series 2014-1RA, Class E, 11.757% (TSFR3M + 6.362%), 7/18/2031 (a)(c)	4,500,000	2,811,681
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 7.571% (TSFR3M + 2.162%), 6/15/2031 (a)(c)(k)	14,750,000	13,901,418
Strata CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 10/20/2033 (a)(b)(e)	3,000,000	1,440,000
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, 6.598% (TSFR3M + 1.222%), 11/18/2030 (a)(c)	1,082,227	1,079,749
THL Credit Wind River CLO Ltd., Series 2019-3A, Class E2R, 12.405% (TSFR3M + 7.012%), 7/15/2031 (a)(c)	1,500,000	1,249,576
Trinitas CLO Ltd., Series 2023-22A, Class B1, 8.316% (TSFR3M + 2.900%), 7/20/2036 (a)(e)	5,300,000	5,302,650
Voya CLO Ltd., Series 2014-2A, Class A2RB, 7.214% (TSFR3M + 1.812%), 4/17/2030 (a)(c)	6,040,000	5,998,016
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 7/20/2029 (a)(b)(e)	4,900,000	490,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $157,216,357)		$142,081,140

Commercial Mortgage-Backed Securities ― 2.39%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 20.215% (TSFR1M + 14.900%), 11/15/2023 (a)(c)	4,072,205	4,045,720
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 9.557% (TSFR1M + 4.222%), 7/15/2031 (a)(c)	500,000	41,489
Harvest SBA Loan Trust, Series 2018-1, Class A, 7.684% (TSFR1M + 2.364%), 8/25/2044 (a)(c)	517,907	511,022
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 6.832% (TSFR1M + 1.497%), 4/15/2031 (a)(c)(k)	3,500,000	2,243,833
Med Trust, Series 2021-MDLN, Class G, 10.698% (TSFR1M + 5.364%), 11/15/2038 (a)(c)	2,144,707	2,018,551
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.182%, 2/15/2046 (a)(b)(e)	1,000,000	33,856
Newtek Small Business Loan Trust, Series 2018-1, Class B, 9.250% (PRIME + 0.750%), 2/25/2044 (a)(c)	804,287	806,870
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 5/25/2037 (a)(e)	1,983,413	1,955,455
X-Caliber Funding LLC, 7.000%, 10/1/2022 (a)	3,621,300	3,247,448
X-Caliber Funding LLC, 8.070% (TSFR1M + 2.750%), 3/1/2024 (a)(c)	3,990,418	3,954,676
X-Caliber Funding LLC, 13.070% (TSFR1M + 7.750%), 3/1/2024 (a)(c)	748,203	725,423
X-Caliber Funding LLC, 5.000%, 9/1/2024 (a)	300,000	282,548
X-Caliber Funding LLC, 11.000%, 9/1/2024 (a)	4,000,000	3,776,780
X-Caliber Funding LLC, 11.935% (TSFR1M + 6.614%), 11/1/2024 (a)(c)	1,628,000	1,624,568
X-Caliber Funding LLC, Series 2021-CT6, Class B2, 0.000%, 1/6/2026 (a)	2,180,000	2,163,271
X-Caliber Funding LLC, Series 2021-7, Class B2, 0.000%, 1/6/2026 (a)	1,788,000	1,791,302
X-Caliber Funding LLC, Series 2021-7, Class A, 8.429% (TSFR1M + 3.114%), 1/6/2026 (a)(c)	3,950,000	3,870,321
X-Caliber Funding LLC, Series 2021-CT6, Class B1, 11.429% (TSFR1M + 6.114%), 1/6/2026 (a)(c)	9,375,000	8,919,853
X-Caliber Mortgage Trust, Series 2020-2, Class B1, 12.929% (TSFR1M + 7.614%), 2/15/2023 (a)(c)	6,765,846	6,722,104
X-Caliber Mortgage Trust, Series 2020-5, Class A, 8.685% (TSFR1M + 3.370%), 10/15/2023 (a)(c)	1,377,026	1,372,102
X-Caliber Mortgage Trust, Series 2020-5, Class B1, 13.685% (TSFR1M + 8.370%), 10/15/2023 (a)(c)	3,213,062	3,194,093
X-Caliber Mortgage Trust, Series 2019-1, Class B1, 21.069% (TSFR1M + 15.754%), 11/6/2023 (a)(c)	5,129,931	5,091,328
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 12.929% (TSFR1M + 7.614%), 2/6/2024 (a)(c)	1,945,041	1,919,372
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 13.435% (TSFR1M + 8.120%), 3/1/2024 (a)(c)	1,215,000	668,452
X-Caliber Mortgage Trust, Series 2021-10, Class B1, 13.435% (TSFR1M + 8.120%), 6/6/2024 (a)(c)	2,000,000	1,965,890
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $67,609,815)		$62,946,327

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 0.65%
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 8.181% (SOFR30A + 2.864%), 8/25/2024 (a)(c)	2,063,287	2,034,945
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 7.931% (SOFR30A + 2.614%), 11/25/2024 (a)(c)	600,479	575,390
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 7.581% (SOFR30A + 2.264%), 1/25/2026 (a)(c)	1,182,007	1,131,246
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 7.731% (SOFR30A + 2.414%), 6/25/2026 (a)(c)	2,487,563	2,372,675
Federal National Mortgage Association, Series 2019-01, Class B10, 10.935% (SOFR30A + 5.614%), 10/25/2049 (a)(c)	1,500,000	1,404,426
Federal National Mortgage Association, Series 2019-01, Class CE, 14.185% (SOFR30A + 8.864%), 10/25/2049 (a)(c)	2,000,000	1,960,194
Federal National Mortgage Association, Series 2020-01, Class CE, 12.935% (SOFR30A + 7.614%), 3/25/2050 (a)(c)	8,000,000	7,569,216
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $17,822,864)		$17,048,092

Common Stocks ― 0.45%	Shares
Real Estate Investment Trust ― 0.45%
Annaly Capital Management, Inc.	84,833	1,324,243
Ellington Financial, Inc.	103,500	1,245,105
PennyMac Mortgage Investment Trust	81,182	1,026,952
Redwood Trust, Inc.	929,117	5,834,855
Rithm Capital Corp.	258,870	2,415,257
TOTAL COMMON STOCKS (Cost ― $20,753,415)		$11,846,412
	Principal
Corporate Obligations ― 3.96%	Amount
Basic Materials ― 0.28%
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(b)(h)	$2,037,430	2,067,991
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	1,700,000	1,501,839
Mercer International, Inc., 5.500%, 1/15/2026	650,000	605,144
Mercer International, Inc., 5.125%, 2/1/2029	1,400,000	1,099,598
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	2,300,000	2,088,770
		7,363,342
Communications ― 0.28%
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	2,400,000	1,908,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	1,900,000	1,666,958
EquipmentShare.com, Inc., 9.000%, 5/15/2028 (a)	500,000	470,625
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	3,900,000	2,463,358
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	1,000,000	925,400
		7,434,341
Consumer, Cyclical ― 0.31%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,700,000	1,345,042
FirstCash, Inc., 4.625%, 9/1/2028 (a)	1,500,000	1,317,320
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	1,500,000	1,291,005
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	1,300,000	962,673
NCL Corp Ltd., 8.375%, 2/1/2028 (a)	300,000	297,423
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	400,000	316,552
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	3,100,000	2,708,579
		8,238,594
Consumer, Non-cyclical ― 0.17%
B&G Foods, Inc., 8.000%, 9/15/2028 (a)	200,000	195,171
Medline Borrower LP, 5.250%, 10/1/2029 (a)	900,000	767,930
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	1,700,000	1,459,424
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	2,100,000	1,808,163
US Foods, Inc., 7.250%, 1/15/2032 (a)	200,000	195,745
		4,426,433
Energy ― 0.15%
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 7/15/2028 (a)	200,000	186,881
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	100,000	98,364
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	200,000	140,719
Greenfire Resources Ltd., 12.000%, 10/1/2028 (a)	250,000	249,250
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	200,000	179,440
Shelf Drilling Holdings Ltd., 9.625%, 4/15/2029 (a)	1,000,000	951,678
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	2,550,000	2,137,372
Venture Global LNG, Inc., 8.375%, 6/1/2031 (a)	250,000	237,389
		4,181,093
Financial ― 2.59%
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	5,000,000	4,208,467
B. Riley Financial, Inc., 6.375%, 2/28/2025 (l)	7,000,000	6,644,400
Banc of California, Inc., 5.250%, 4/15/2025	3,650,000	3,413,079
Columbia Banking System, Inc., 10.886% (TSFR3M + 5.522%), 12/10/2025 (a)(c)	2,500,000	2,476,785
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(c)	1,000,000	967,704
First Bancshares, Inc., 6.400% (TSFR3M + 3.652%), 5/1/2033 (c)	1,000,000	821,289
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	1,900,000	1,749,149
Georgia Banking Co., Inc., 4.125% (TSFR3M + 3.400%), 6/15/2031 (a)(c)	4,000,000	3,339,408
Golden Mountain Financial Corp., 5.750%, 2/18/2025 (b)(j)(m)	13,500,000	1,312,200
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (c)	3,300,000	2,792,872
HAT Holdings I LLC / HAT Holdings II LLC, 6.000%, 4/15/2025 (a)	200,000	194,554
Jacksonville Bancorp, Inc., 9.421% (TSFR3M + 4.012%), 9/15/2038 (a)(c)	1,200,000	1,127,834
Kingstone Cos, Inc., 12.000%, 12/30/2024 (a)(b)	1,852,000	1,759,400
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	500,000	275,629
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	3,300,000	3,198,218
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/2029 (a)	200,000	196,614
Midland States Bancorp, Inc., 5.000% (TSFR3M + 3.610%), 9/30/2029 (c)	750,000	677,061
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (a)	2,500,000	2,212,138
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	1,900,000	1,905,221
Northern Bancorp, Inc., 4.750% (TSFR3M + 3.275%), 12/30/2029 (a)(c)	1,000,000	877,586
OneMain Finance Corp., 4.000%, 9/15/2030	800,000	585,979
PennyMac Financial Services, Inc., 4.250%, 2/15/2029 (a)	900,000	735,337
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	900,000	733,975
PHH Mortgage Corp., 7.875%, 3/15/2026 (a)	2,500,000	2,159,538
PRA Group, Inc., 5.000%, 10/1/2029 (a)	2,600,000	1,727,071
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (c)	1,500,000	1,166,153
Preferred Pass-Through Trust, 7.079%, 12/29/2049 (a)(b)(n)	1,000,000	720,000
Ready Capital Corp., 6.200%, 7/30/2026 (l)	8,000,000	7,526,400
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	2,700,000	2,711,502
TIAA FSB Holdings, Inc., 4.681%, 1/7/2035 (b)(e)	5,000,000	3,000,000
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,862,500
Trinity Capital, Inc., 7.000%, 1/16/2025 (b)(l)	2,500,000	2,525,000
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	2,800,000	2,362,892
Zais Group LLC, 7.000%, 11/15/2023 (a)	122,200	122,047
		68,088,002
Industrial ― 0.18%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	1,400,000	1,325,142
Clearwater Paper Corp., 4.750%, 8/15/2028 (a)	1,400,000	1,237,229
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	200,000	156,308
Owens-Brockway Glass Container, Inc., 7.250%, 5/15/2031 (a)	225,000	205,875
Seaspan Corp., 5.500%, 8/1/2029 (a)	1,350,000	1,037,043
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	200,000	185,176
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (a)	250,000	249,675
XPO, Inc., 7.125%, 6/1/2031 (a)	250,000	243,955
		4,640,403
Utilities ― 0.00% (o)
Vistra Operations Co. LLC, 7.750%, 10/15/2031 (a)	100,000	96,856
TOTAL CORPORATE OBLIGATIONS (Cost ― $131,824,264)		$104,469,064

Investment Companies ― 4.49%	Shares
Affiliated Exchange Traded Funds ― 0.15%
Angel Oak Income ETF	481,200	9,632,710
Angel Oak Ultrashort Income ETF	78,989	3,998,028
		13,630,738
Affiliated Mutual Funds ― 4.34%
Angel Oak Financials Income Impact Fund, Institutional Class	5,147,772	38,402,379
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	34,563,456
Angel Oak Total Return Bond Fund, Institutional Class	3,985,110	31,721,476
		104,687,311
TOTAL INVESTMENT COMPANIES (Cost ― $140,158,817)		$118,318,049

Preferred Stocks ― 0.26%
Real Estate Investment Trust ― 0.26%
AGNC Investment Corp., 6.500% (3 Month LIBOR + 4.993%) (c)	66,529	1,416,402
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (c)	173,425	3,818,819
MFA Financial, Inc., 6.500% (3 Month LIBOR USD + 5.345%) (c)	92,942	1,707,345
TOTAL PREFERRED STOCKS (Cost ― $8,322,400)		$6,942,566
	Principal
Residential Mortgage-Backed Securities ― 60.54%	Amount
A&D Mortgage LLC, Series 2023-NQM4, Class A1, 7.472%, 9/25/2068 (a)(p)	$2,700,000	2,719,159
A&D Mortgage LLC, Series 2023-NQM3, Class A3, 7.341%, 7/25/2068 (a)(p)	12,572,221	12,618,726
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.100%, 9/25/2068 (a)(p)	1,700,000	1,713,282
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 3.878%, 1/25/2036 (e)	10,738	3,023
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 4.443%, 3/25/2036 (e)	1,438,860	1,073,221
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 5.376%, 7/25/2035 (e)	283,667	225,147
Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 4.857%, 3/25/2037 (e)(k)	2,863,799	2,547,000
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 4.964%, 3/25/2037 (e)	279,137	217,004
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.714%, 6/25/2037 (e)(k)	1,679,065	1,326,460
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.714%, 6/25/2037 (e)	1,769,528	1,265,655
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.500%, 6/25/2045 (a)(e)	2,018,000	1,428,928
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 5.629% (TSFR1M + 0.304%), 5/25/2046 (c)	1,441,566	1,109,631
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 0.009%, 5/25/2046 (b)(e)(f)	14,658,131	69,377
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 0.044%, 12/25/2046 (b)(e)(f)	56,698,767	381,413
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 0.069%, 6/25/2047 (b)(e)(f)	13,722,527	145,980
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 8.579% (TSFR1M + 3.254%), 9/25/2045 (c)	394,938	290,049
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 7.649% (TSFR6M + 2.178%), 12/25/2036 (c)(k)	3,576,344	2,966,055
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (k)(p)	6,161,678	1,707,173
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 5.599% (TSFR1M + 0.274%), 5/25/2047 (c)	149,019	104,598
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 5.899% (TSFR1M + 0.574%), 3/25/2047 (c)	3,666,844	1,480,199
AMSR Trust, Series 2023-SFR1, Class C, 4.000%, 4/17/2040 (a)	1,000,000	885,701
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.650%, 12/25/2056 (a)	2,000,000	1,336,390
Banc of America Funding Trust, Series 2007-8, Class 2A1, 7.000%, 10/25/2037 (k)	3,618,448	2,288,520
Banc of America Funding Trust, Series 2009-R14A, Class 2A, 5.500% (-2 x TSFR1M + 14.795%), 7/26/2035 (a)(c)(q)	284,258	204,717
Banc of America Funding Trust, Series 2015-R8, Class 3A2, 4.395%, 8/26/2035 (a)(e)	1,838,556	1,361,947
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 6.498%, 10/25/2036 (k)(p)	10,038,855	2,882,848
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (g)	145,851	82,145
Bank of America Funding Trust, Series 2007-2, Class 1A16, 6.000% (TSFR1M + 0.714%), 3/25/2037 (c)	2,238,897	1,434,419
Bank of America Funding Trust, Series 2007-A, Class 2A5, 5.914% (TSFR1M + 0.574%), 2/20/2047 (c)	940,260	697,216
Bank of America Funding Trust, Series 2007-B, Class A1, 5.874% (TSFR1M + 0.534%), 4/20/2047 (c)(k)	2,770,992	2,223,715
Bank of America Funding Trust, Series 2007-C, Class 7A4, 5.894% (TSFR1M + 0.554%), 5/20/2047 (c)(k)	1,916,604	1,608,502
Bank of America Funding Trust, Series 2014-R1, Class A2, 3.828% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(c)(k)	3,938,205	3,102,955
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (g)	236,551	175,388
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.912%, 12/26/2035 (a)(e)(k)	4,514,734	3,514,255
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 5.305%, 5/26/2036 (a)(e)	861,049	494,181
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 3.741%, 1/27/2037 (a)(e)(k)	5,474,032	5,004,612
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (a)(e)	1,501,767	1,163,551
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 3.389%, 1/26/2037 (a)(e)	906,151	771,204
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 3.869%, 2/26/2036 (a)(b)(e)	1,903,246	1,142,650
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.583%, 5/26/2036 (a)(e)	2,895,134	2,105,287
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.953%, 8/25/2035 (e)	1,409,043	1,175,730
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 4.214%, 7/25/2036 (e)	397,601	301,998
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 5.500% (TSFR1M + 1.114%), 8/25/2035 (c)	1,204,272	746,435
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 5.939% (TSFR1M + 0.614%), 5/25/2037 (c)	19,771	17,699
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 5.859% (TSFR1M + 0.534%), 7/25/2036 (c)	440,511	299,535
Bellemeade Re Ltd., Series 2020-4A, Class B1, 10.439% (TSFR1M + 5.114%), 6/25/2030 (a)(c)	2,500,000	2,513,542
Bellemeade Re Ltd., Series 2021-1A, Class M2, 10.171% (SOFR30A + 4.850%), 3/25/2031 (a)(c)	500,000	526,602
Bellemeade Re Ltd., Series 2021-2A, Class M2, 8.221% (SOFR30A + 2.900%), 6/25/2031 (a)(c)	8,250,000	8,234,061
Bellemeade Re Ltd., Series 2022-1, Class M1C, 9.021% (SOFR30A + 3.700%), 1/26/2032 (a)(c)	2,500,000	2,542,137
Bellemeade Re Ltd., Series 2022-1, Class M2, 9.921% (SOFR30A + 4.600%), 1/26/2032 (a)(c)	3,750,000	3,759,862
Bellemeade Re Ltd., Series 2023-1, Class B1, 12.021% (SOFR30A + 6.700%), 10/25/2033 (a)(c)	538,000	538,669
Bellemeade Re Ltd., Series 2023-1, Class M1B, 9.571% (SOFR30A + 4.250%), 10/25/2033 (a)(c)	6,200,000	6,215,767
Boston Lending Trust, Series 2021-1, Class A, 2.000%, 7/25/2061 (a)(e)	3,899,482	3,315,897
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(p)	2,753,363	2,630,395
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 1.853%, 4/25/2060 (a)(e)	2,389,984	2,066,208
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.711%, 2/25/2046 (a)(e)	3,000,000	2,240,007
Chase Mortgage Finance Corp., Series 2021-CL1, Class B, 11.821% (SOFR30A + 6.500%), 2/25/2050 (a)(c)	2,159,000	1,918,787
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.871% (SOFR30A + 1.550%), 2/25/2050 (a)(c)	2,286,828	2,052,536
Chase Mortgage Finance Corp., Series 2021-CL1, Class M4, 7.971% (SOFR30A + 2.650%), 2/25/2050 (a)(c)	2,365,725	2,109,585
Chase Mortgage Finance Corp., Series 2021-CL1, Class M5, 8.571% (SOFR30A + 3.250%), 2/25/2050 (a)(c)	946,173	821,202
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	747,009	307,577
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035 (b)	1,371,790	857,698
ChaseFlex Trust, Series 2007-1, Class 2A10, 5.939% (TSFR1M + 0.614%), 2/25/2037 (c)	2,320,423	556,363
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.414%, 4/25/2037 (a)(b)(e)(f)	16,556,462	230,930
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 5.589% (TSFR1M + 0.264%), 12/25/2046 (a)(c)(k)	2,809,914	1,784,225
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 5.569% (TSFR1M + 0.244%), 4/25/2047 (a)(c)(k)	7,706,458	6,557,394
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 5.619% (TSFR1M + 0.294%), 11/25/2047 (a)(c)(k)	3,400,722	2,536,105
CIM Trust, Series 2019-J1, Class B5, 3.944%, 8/25/2049 (a)(e)	613,000	333,308
CIM Trust, Series 2021-J1, Class B4, 2.658%, 3/25/2051 (a)(e)	1,325,067	569,695
CIM Trust, Series 2021-J1, Class B5, 2.658%, 3/25/2051 (a)(e)	810,000	229,556
CIM Trust, Series 2021-J1, Class B6, 2.658%, 3/25/2051 (a)(e)	1,413,945	304,381
CIM Trust, Series 2021-J2, Class B4, 2.670%, 4/25/2051 (a)(e)	1,585,031	672,049
CIM Trust, Series 2021-J2, Class B5, 2.670%, 4/25/2051 (a)(e)	718,000	209,578
CIM Trust, Series 2021-J2, Class B6, 2.670%, 4/25/2051 (a)(e)	1,438,139	315,280
CIM Trust, Series 2021-J3, Class B4, 2.615%, 6/25/2051 (a)(e)	1,281,000	448,531
CIM Trust, Series 2021-J3, Class B5, 2.615%, 6/25/2051 (a)(e)	481,000	124,507
CIM Trust, Series 2021-J3, Class B6, 2.615%, 6/25/2051 (a)(e)	800,773	163,214
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (g)	35,070	21,042
Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2, 5.309%, 8/25/2035 (e)	257,855	234,501
Citigroup Mortgage Loan Trust, Series 2005-7, Class 2A2A, 5.789%, 9/25/2035 (e)	1,559,032	995,149
Citigroup Mortgage Loan Trust, Series 2006-4, Class 2A1A, 6.000%, 12/25/2035	351,652	329,584
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.931%, 3/25/2037 (e)	6,605,943	4,887,929
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A3, 6.000%, 9/25/2036 (k)	2,873,060	2,667,177
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (g)	74,227	39,905
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (e)(k)	1,883,392	1,506,322
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 6.000% (TSFR1M + 0.764%), 12/25/2036 (c)(k)	3,618,624	2,715,082
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 6.000% (TSFR1M + 0.714%), 3/25/2037 (c)(k)	2,240,704	1,744,713
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (g)	114,103	56,418
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (g)	102,590	49,110
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 5.939% (TSFR1M + 0.614%), 5/25/2037 (c)(k)	3,619,303	2,707,879
COLT Funding LLC, Series 2021-3R, Class M1, 2.355%, 12/25/2064 (a)(e)	2,862,000	1,965,089
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (a)(e)	3,605,000	2,681,961
COLT Mortgage Loan Trust, Series 2023-1, Class A1, 6.048%, 4/25/2068 (a)(p)	2,664,721	2,610,528
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 0.061%, 12/20/2035 (a)(e)(f)	39,134,740	2,592,168
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(e)(f)	10,317,136	444
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 5.500% (TSFR1M + 0.514%), 2/25/2035 (c)	471,249	297,714
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 0.048%, 5/25/2035 (b)(e)(f)	13,464,722	81,583
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 0.000%, 6/25/2035 (b)(e)(f)	16,098,839	161
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.005%, 7/20/2035 (b)(e)(f)	7,781,225	5,291
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.000%, 8/25/2035 (b)(e)(f)	20,319,711	203
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 4.904%, 9/25/2035 (b)(e)(f)	41,508,489	623
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 0.004%, 9/25/2035 (b)(e)(f)	3,569,467	6,157
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 0.023%, 10/25/2035 (b)(e)(f)	18,248,847	37,830
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.388%, 11/20/2035 (b)(e)(f)	14,527,835	1,087,612
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 0.048%, 11/20/2035 (b)(e)(f)	11,053,135	67,866
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 0.028%, 11/20/2035 (b)(e)(f)	16,654,188	63,303
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 0.000%, 11/25/2035 (b)(e)(f)	21,055,570	154,611
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035 (k)	3,221,098	2,264,264
CountryWide Alternative Loan Trust, Series 2005-85CB, Class 2A5, 6.539% (TSFR1M + 1.214%), 2/25/2036 (c)	1,254,358	928,661
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 5.500% (TSFR1M + 0.514%), 11/25/2035 (c)	2,656,765	1,312,150
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	1,501,099	994,975
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	587,265	438,412
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	620,153	490,187
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 5.739% (TSFR1M + 0.414%), 10/25/2036 (c)	1,563,254	734,904
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (b)(e)(f)	2,489,415	48,984
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 0.045%, 3/20/2046 (b)(e)(f)	9,348,168	68,298
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 0.000%, 8/25/2046 (b)(f)(p)	21,698,542	108
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 0.000%, 8/25/2046 (b)(e)(f)	20,226,491	202
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 0.000%, 8/25/2046 (b)(e)(f)	12,442,140	124
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 0.000%, 5/25/2036 (b)(e)(f)	14,491,523	19,810
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-20, Class X, 0.063%, 10/25/2034 (b)(e)(f)	5,859,241	199,226
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.000%, 2/25/2035 (b)(e)(f)	11,528,265	115
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.000%, 2/25/2035 (b)(e)(f)	2,682,852	27
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 0.000%, 3/25/2035 (b)(e)(f)	3,027,843	30
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 0.046%, 4/25/2035 (e)(f)	4,687,409	209,963
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 0.000%, 3/25/2035 (b)(e)(f)	7,835,663	78
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3A2, 3.461%, 3/25/2035 (e)(k)	3,369,067	2,603,055
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.862%, 3/25/2035 (b)(e)(f)	951,225	36,321
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.143%, 7/25/2036 (b)(e)(f)	14,630,360	68,748
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	1,877,909	1,092,444
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,339,048	945,238
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	697,142	410,937
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035 (k)	2,279,036	1,127,715
Credit Suisse Management LLC, Series 2002-18, Class 2A1, 7.500%, 6/25/2032	1,971,175	1,810,499
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.468% (TSFR1M + 0.564%), 3/27/2036 (a)(c)	391,142	300,895
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 4.186%, 7/27/2035 (a)(e)	6,462,023	4,405,193
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class B5, 4.491%, 8/1/2057 (a)(e)	7,859,527	6,706,456
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B3, 4.007%, 1/25/2060 (a)(e)	10,124,150	7,120,618
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B4, 4.007%, 1/25/2060 (a)(e)	10,125,738	6,064,770
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class XS, 1.591%, 1/25/2060 (a)(e)(f)	187,633,346	8,630,759
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B1, 3.251%, 3/25/2056 (a)(e)	3,031,450	1,742,656
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B2, 4.255%, 3/25/2056 (a)(e)	1,539,950	983,153
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AIOS, 0.040%, 7/25/2056 (a)(e)(f)	113,963,405	209,009
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AX4, 0.400%, 7/25/2056 (a)(e)(f)	7,706,074	139,364
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B1, 3.083%, 7/25/2056 (a)(e)(k)	5,584,419	4,459,472
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B3, 3.083%, 7/25/2056 (a)(e)	4,219,062	3,102,141
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B4, 3.083%, 7/25/2056 (a)(e)	2,357,292	1,576,564
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B5, 3.083%, 7/25/2056 (a)(e)	1,613,118	739,339
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B6, 3.083%, 7/25/2056 (a)(e)	1,323,281	320,213
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A11X, 0.000% (-1 x SOFR30A + 4.150%), 11/25/2056 (a)(b)(c)(f)(q)	20,727,416	531,658
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A15X, 0.500%, 11/25/2056 (a)(e)(f)	12,418,345	281,524
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AIOS, 0.040%, 11/25/2056 (a)(b)(e)(f)	329,719,605	606,025
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX4, 0.150%, 11/25/2056 (a)(e)(f)	19,020,358	129,205
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B4, 3.287%, 11/25/2056 (a)(e)	4,299,750	2,876,739
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B5, 3.287%, 11/25/2056 (a)(e)	2,806,421	1,531,501
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B6, 3.287%, 11/25/2056 (a)(e)	2,362,185	593,794
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(e)	1,000,000	602,012
Credit Suisse Mortgage Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(e)	2,684,747	2,158,620
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(e)	1,686,409	1,352,441
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.819%, 6/25/2067 (a)(p)	4,046,100	3,790,302
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(p)	7,193,067	6,549,841
Credit Suisse Mortgage Trust, Series 2022-NQM5, Class M1, 5.169%, 5/25/2067 (a)(e)	500,000	397,776
Credit Suisse Mortgage-Backed Trust, Series 2006-4, Class 1A1, 6.000% (TSFR1M + 0.814%), 5/25/2036 (c)	1,724,439	838,010
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035 (b)(k)	3,317,840	1,911,803
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	216,623	160,599
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.498%, 2/25/2036 (e)	390,643	292,469
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 5.699% (TSFR1M + 0.374%), 10/25/2036 (b)(c)(k)	7,203,906	2,236,705
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 2A1, 6.189% (TSFR1M + 0.864%), 10/25/2047 (c)	2,047,666	1,505,034
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (g)	442,409	250,230
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 5.679% (TSFR1M + 0.354%), 1/25/2047 (c)(k)	5,391,934	4,880,137
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 5.799% (TSFR1M + 0.474%), 1/25/2047 (c)	936,447	638,189
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 5.919% (TSFR1M + 0.594%), 3/25/2037 (b)(c)(k)	76,432,950	4,632,219
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 5.639% (TSFR1M + 0.314%), 8/25/2047 (c)	1,313,475	1,064,935
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 4.801%, 6/25/2036 (p)	327,161	288,422
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 4.801%, 6/25/2036 (e)(k)	2,788,617	2,510,464
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1C, 6.000%, 10/25/2036 (e)(k)	4,257,377	3,806,946
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.500%, 10/25/2036 (k)(p)	5,727,860	5,071,677
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 3.693%, 8/25/2037 (a)(e)(k)	7,282,641	6,913,564
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	166,768
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 0.009%, 9/19/2044 (b)(e)(f)	13,170,272	3,253
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044 (b)(j)	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.000%, 11/19/2044 (b)(e)(f)	12,325,323	7,506
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 0.000%, 1/19/2045 (b)(e)(f)	11,035,791	486
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 5.988% (TSFR1M + 0.654%), 2/19/2045 (c)(k)	17,874,249	15,984,548
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (b)(j)	1,000,000	10,000
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 0.000%, 2/19/2045 (b)(e)(f)	19,955,156	19,656
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 5.888% (TSFR1M + 0.554%), 3/19/2045 (c)(k)	1,265,635	1,111,822
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 5.968% (TSFR1M + 0.634%), 8/19/2045 (c)	136,482	99,915
DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 6.108% (TSFR1M + 0.774%), 9/19/2045 (c)(k)	9,206,760	4,909,698
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 5.720% (12MTA + 0.920%), 3/19/2046 (c)(k)	9,601,371	7,569,423
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 5.648% (TSFR1M + 0.314%), 10/19/2036 (c)(k)	18,980,035	15,204,431
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 5.588% (TSFR1M + 0.254%), 4/19/2047 (c)(k)	32,671,915	25,724,069
Eagle RE Ltd., Series 2021-1, Class M2, 9.771% (SOFR30A + 4.450%), 10/25/2033 (a)(c)	6,900,000	7,177,539
Eagle RE Ltd., Series 2021-2, Class B1, 10.321% (SOFR30A + 5.000%), 4/25/2034 (a)(c)	1,489,000	1,495,407
Eagle RE Ltd., Series 2021-2, Class M2, 9.571% (SOFR30A + 4.250%), 4/25/2034 (a)(c)	3,000,000	3,043,413
Eagle Re Ltd., Series 2023-1, Class M1B, 9.271% (SOFR30A + 3.950%), 9/26/2033 (a)(c)	9,000,000	9,059,841
Eagle Re Ltd., Series 2023-1, Class M2, 10.521% (SOFR30A + 5.200%), 9/26/2033 (a)(c)	3,000,000	3,038,754
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(e)	2,710,000	1,748,392
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	5,993	4,710
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 5.510%, 5/25/2036 (e)	337,302	273,311
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	211,855	132,881
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 5.500% (TSFR1M + 0.614%), 4/25/2036 (b)(c)	3,578,345	1,417,343
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 5.966%, 9/25/2035 (e)	38,637	27,674
Flagstar Mortgage Trust, Series 2017-2, Class B5, 3.996%, 10/25/2047 (a)(e)	1,153,000	646,455
Flagstar Mortgage Trust, Series 2018-2, Class B5, 4.009%, 4/25/2048 (a)(e)	2,792,011	2,151,951
Flagstar Mortgage Trust, Series 2018-6RR, Class B5, 4.918%, 10/25/2048 (a)(e)	2,478,000	1,709,144
Flagstar Mortgage Trust, Series 2021-1, Class B4, 3.088%, 2/1/2051 (a)(e)	2,726,563	1,757,957
Flagstar Mortgage Trust, Series 2021-1, Class B5, 3.088%, 2/1/2051 (a)(e)	1,222,000	491,261
Flagstar Mortgage Trust, Series 2021-1, Class B6C, 2.895%, 2/1/2051 (a)(b)(e)	2,932,342	695,088
Flagstar Mortgage Trust, Series 2021-10IN, Class B5, 3.512%, 10/25/2051 (a)(e)	1,216,379	651,628
Flagstar Mortgage Trust, Series 2021-10IN, Class B6C, 3.173%, 10/25/2051 (a)(e)	13,676,792	6,148,128
Flagstar Mortgage Trust, Series 2021-2, Class B4, 2.781%, 4/25/2051 (a)(e)	1,340,188	507,411
Flagstar Mortgage Trust, Series 2021-2, Class B5, 2.781%, 4/25/2051 (a)(e)	1,343,000	514,009
Flagstar Mortgage Trust, Series 2021-2, Class B6C, 2.781%, 4/25/2051 (a)(e)	1,792,016	397,974
Flagstar Mortgage Trust, Series 2021-6INV, Class B5, 3.488%, 8/25/2051 (a)(e)	3,022,968	1,652,424
Flagstar Mortgage Trust, Series 2021-6INV, Class B6C, 3.121%, 8/25/2051 (a)(e)	10,397,328	4,100,602
Flagstar Mortgage Trust, Series 2021-9INV, Class AX1, 0.487%, 9/25/2041 (a)(e)(f)	223,626,124	3,408,509
Flagstar Mortgage Trust, Series 2021-9INV, Class B4, 2.987%, 9/25/2041 (a)(e)	526,550	405,365
Flagstar Mortgage Trust, Series 2021-9INV, Class B5, 2.987%, 9/25/2041 (a)(e)	1,316,786	541,078
Flagstar Mortgage Trust, Series 2021-9INV, Class B6C, 1.739%, 9/25/2041 (a)(e)	1,827,125	489,052
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(e)	1,650,000	1,342,265
GCAT Trust, Series 2022-NQM4, Class A3, 5.730%, 8/25/2067 (a)(p)	906,618	874,852
GCAT, Series 2021-NQM6, Class M1, 3.414%, 8/25/2066 (a)(e)	1,250,000	796,991
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.134%, 9/19/2035 (e)	21,528	16,759
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1, 3.279%, 4/19/2036 (e)	707,536	566,368
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.322%, 2/25/2053 (a)(e)	51,098,168	46,829,785
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class X1, 0.000%, 6/25/2045 (b)(e)(f)	13,056,234	65,464
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class X1, 0.000%, 8/25/2045 (b)(e)(f)	21,404,561	186,776
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 6.059% (TSFR1M + 0.734%), 10/25/2045 (c)	1,349,814	1,006,354
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X4, 0.000%, 10/25/2045 (b)(e)(f)	11,598,795	116
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (b)(f)	15,107,999	490,723
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.047%, 8/25/2049 (a)(e)	1,500,000	1,134,205
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.047%, 8/25/2049 (a)(e)	577,000	386,981
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class AIOS, 0.220%, 3/25/2050 (a)(e)(f)	32,634,194	317,009
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B6, 3.961%, 3/25/2050 (a)(e)	1,703,244	912,421
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B4, 3.269%, 3/27/2051 (a)(e)	2,136,403	1,422,127
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.269%, 3/27/2051 (a)(e)	1,763,871	986,021
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX1, 0.024%, 5/25/2051 (a)(b)(e)(f)	329,228,462	324,290
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B4, 2.774%, 5/25/2051 (a)(e)	1,790,646	1,162,337
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B5, 2.774%, 5/25/2051 (a)(e)	1,543,782	773,951
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.774%, 5/25/2051 (a)(e)	1,702,549	514,963
GS Mortgage-Backed Securities Corp. Trust, Series 2020-RPL1, Class B1, 3.835%, 7/25/2059 (a)(e)	6,323,000	4,725,304
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B1, 3.215%, 1/25/2052 (a)(e)(k)	4,539,846	3,604,583
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B3, 3.215%, 1/25/2052 (a)(e)(k)	3,633,217	2,678,484
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B4, 3.215%, 1/25/2052 (a)(e)	3,643,081	2,383,249
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B5, 3.215%, 1/25/2052 (a)(e)	1,463,137	900,830
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B6, 3.215%, 1/25/2052 (a)(e)	4,281,007	1,215,147
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B3, 3.029%, 12/25/2051 (a)(e)	4,107,710	2,965,327
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B4, 3.029%, 12/25/2051 (a)(e)	2,939,919	1,919,776
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B5, 3.029%, 12/25/2051 (a)(e)	1,768,081	939,960
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B6, 3.029%, 12/25/2051 (a)(e)	2,457,469	579,142
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B4, 2.752%, 6/25/2051 (a)(e)	2,339,732	1,391,836
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B5, 2.752%, 6/25/2051 (a)(e)	1,039,000	304,932
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B6, 2.752%, 6/25/2051 (a)(e)	2,074,101	440,485
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B4, 2.648%, 8/25/2051 (a)(e)	1,245,287	793,400
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B5, 2.648%, 8/25/2051 (a)(e)	1,252,772	526,206
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B6, 2.648%, 8/25/2051 (a)(e)	2,208,829	491,014
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class AX1, 0.015%, 9/25/2051 (a)(e)(f)	479,738,140	294,559
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B2, 2.615%, 9/25/2051 (a)(e)	7,780,677	5,699,650
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B4, 2.615%, 9/25/2051 (a)(e)	2,645,958	1,200,307
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B5, 2.615%, 9/25/2051 (a)(e)	1,244,000	363,660
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B6, 2.615%, 9/25/2051 (a)(e)	2,486,517	546,300
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B4, 2.588%, 10/25/2051 (a)(e)	3,691,767	1,985,716
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B5, 2.588%, 10/25/2051 (a)(e)	1,194,000	334,813
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B6, 2.588%, 10/25/2051 (a)(e)	2,987,778	648,933
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class AX1, 0.023%, 11/25/2051 (a)(b)(e)(f)	825,060,097	924,067
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B4, 2.680%, 11/25/2051 (a)(e)	5,435,725	3,411,717
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B5, 2.680%, 11/25/2051 (a)(e)	1,038,000	294,653
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B6, 2.680%, 11/25/2051 (a)(e)	4,665,467	990,199
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B4, 2.722%, 1/25/2052 (a)(e)	7,508,137	4,703,713
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B5, 2.722%, 1/25/2052 (a)(e)	1,783,271	670,399
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B6, 2.722%, 1/25/2052 (a)(e)	3,250,215	697,467
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B4, 2.766%, 1/25/2052 (a)(e)	3,825,901	2,191,637
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B5, 2.766%, 1/25/2052 (a)(e)	1,237,000	345,928
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B6, 2.766%, 1/25/2052 (a)(e)	3,082,062	672,694
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B4, 2.931%, 2/26/2052 (a)(e)	3,338,072	2,128,348
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B5, 2.931%, 2/26/2052 (a)(e)	1,256,956	638,981
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B6, 2.720%, 2/26/2052 (a)(e)	5,673,304	1,307,560
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B1, 2.733%, 4/25/2052 (a)(e)(k)	4,638,930	3,565,537
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B2, 2.733%, 4/25/2052 (a)(e)(k)	4,643,754	3,497,099
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B3, 2.733%, 4/25/2052 (a)(e)(k)	2,572,932	1,878,461
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B4, 2.733%, 4/25/2052 (a)(e)	1,523,773	568,739
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B5, 2.733%, 4/25/2052 (a)(e)	849,000	218,206
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B6, 2.733%, 4/25/2052 (a)(e)	2,030,944	407,773
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class A2, 2.500%, 4/25/2052 (a)(e)	1,318,017	996,273
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B4, 2.861%, 4/25/2052 (a)(e)	1,300,000	504,510
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B5, 2.861%, 4/25/2052 (a)(e)	1,606,000	464,963
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B6, 2.861%, 4/25/2052 (a)(e)	2,928,035	656,304
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B2, 2.696%, 7/25/2051 (a)(e)(k)	5,357,915	3,931,585
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B1, 3.199%, 6/25/2052 (a)(e)	6,400,762	4,992,319
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B2, 3.199%, 6/25/2052 (a)(d)(e)	10,433,078	7,792,873
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B4, 3.199%, 6/25/2052 (a)(e)	3,800,523	2,415,802
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B5, 3.199%, 6/25/2052 (a)(e)	1,192,683	656,629
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B6, 3.199%, 6/25/2052 (a)(e)	5,539,552	1,892,400
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A14, 3.000%, 6/25/2052 (a)(d)(e)	59,557,500	41,852,902
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A15X, 0.000% (-1 x SOFR30A + 4.150%), 6/25/2052 (a)(b)(c)(f)(q)	14,577,674	410,711
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AIOS, 0.220%, 6/25/2052 (a)(e)(f)	201,811,347	2,194,497
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX1, 0.123%, 6/25/2052 (a)(e)(f)	259,493,052	1,499,351
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX4, 0.125%, 6/25/2052 (a)(e)(f)	26,250,276	160,284
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B1, 3.248%, 6/25/2052 (a)(d)(e)	12,109,734	9,375,295
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B2, 3.248%, 6/25/2052 (a)(e)(k)	4,752,397	3,582,291
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B4, 3.248%, 6/25/2052 (a)(e)	4,904,891	3,184,574
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B5, 3.248%, 6/25/2052 (a)(e)	766,329	410,937
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B6, 3.248%, 6/25/2052 (a)(e)	5,571,367	2,046,352
GS Mortgage-Backed Securities Trust, Series 2023-CCM1, Class B1, 7.535%, 8/25/2053 (a)(e)	2,300,000	2,118,231
GS Mortgage-Backed Securities Trust, Series 2023-PJ3, Class A16, 5.500%, 10/27/2053 (a)(e)	4,809,180	4,621,103
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, 6.000%, 1/25/2054 (a)(e)	3,876,556	3,832,080
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 6.139% (TSFR1M + 0.814%), 12/25/2035 (c)(k)	2,374,729	1,870,558
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 5.939% (TSFR1M + 0.614%), 1/25/2036 (c)	1,740,697	803,763
GSAA Home Equity Trust, Series 2006-16, Class A2, 5.779% (TSFR1M + 0.454%), 10/25/2036 (c)	1,421,777	614,041
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (e)(k)	6,192,107	1,794,671
GSAA Home Equity Trust, Series 2006-18, Class AF5A, 6.502%, 11/25/2036 (p)	2,036,449	778,699
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 5.799% (TSFR1M + 0.474%), 12/25/2046 (c)(k)	10,141,514	3,838,888
GSAA Home Equity Trust, Series 2006-20, Class A4A, 5.899% (TSFR1M + 0.574%), 12/25/2046 (c)	2,351,216	1,084,122
GSAA Home Equity Trust, Series 2006-4, Class 4A3, 3.794%, 3/25/2036 (e)(k)	5,259,739	3,132,506
GSAA Home Equity Trust, Series 2006-8, Class 2A2, 5.799% (TSFR1M + 0.474%), 5/25/2036 (c)	3,727,498	785,089
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 5.779% (TSFR1M + 0.454%), 2/25/2037 (c)	1,778,743	665,058
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 6.483%, 3/25/2037 (p)	2,040,878	868,806
GSAA Home Equity Trust, Series 2007-2, Class AV1, 5.519% (TSFR1M + 0.194%), 3/25/2037 (c)	3,343,422	673,131
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 5.679% (TSFR1M + 0.354%), 4/25/2047 (c)(k)	1,936,331	1,607,366
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 5.742% (TSFR1M + 0.264%), 2/26/2037 (a)(c)	1,493,050	1,300,679
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 5.742% (TSFR1M + 0.264%), 2/26/2037 (a)(c)	5,707,000	4,696,895
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 5.742% (TSFR1M + 0.264%), 2/26/2037 (a)(c)(k)	5,707,000	4,381,852
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 5.742% (TSFR1M + 0.264%), 2/26/2037 (a)(c)(k)	5,709,149	3,907,284
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 5.939% (TSFR1M + 0.614%), 7/25/2035 (c)	476,312	359,533
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 5.769% (TSFR1M + 0.444%), 7/25/2035 (c)	1,567,849	1,278,768
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.615%, 5/25/2035 (e)	592,619	507,491
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	873,956	466,310
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	284,491	165,744
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037 (k)	6,091,231	3,606,971
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 5.739% (TSFR1M + 0.414%), 5/25/2037 (b)(c)	4,531,314	990,174
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 0.000%, 1/19/2035 (b)(e)(f)	6,929,463	69
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (b)(e)(f)	1,532,018	22,325
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 6.228% (TSFR1M + 0.894%), 12/19/2034 (c)(k)	1,687,406	1,209,568
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.000%, 3/19/2035 (b)(e)(f)	5,359,856	5,338
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 0.000%, 11/19/2035 (b)(e)(f)	28,210,496	282
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 0.000%, 8/19/2045 (b)(e)(f)	8,279,889	83
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.100%, 10/19/2035 (b)(e)(f)	8,062,862	81
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.000%, 2/19/2036 (b)(e)(f)	13,214,421	132
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 5.994% (TSFR1M + 0.654%), 10/20/2045 (c)(k)	2,527,578	1,799,575
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 6.800% (12MTA + 2.000%), 10/20/2045 (c)(k)	2,840,675	2,364,663
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 0.038%, 6/19/2035 (b)(e)(f)	39,474,477	395
HarborView Mortgage Loan Trust, Series 2005-8, Class 2XA1, 0.037%, 9/19/2035 (b)(e)(f)	22,059,485	221
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 5.628% (TSFR1M + 0.294%), 11/19/2036 (c)	1,009,217	830,732
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 5.748% (TSFR1M + 0.414%), 1/25/2047 (c)(k)	16,943,663	14,424,785
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A, 5.828% (TSFR1M + 0.494%), 5/19/2046 (c)(k)	4,665,784	2,444,068
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 5.648% (TSFR1M + 0.314%), 8/19/2037 (c)(k)	15,657,375	11,347,276
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 5.638% (TSFR1M + 0.304%), 8/19/2037 (c)	1,483,272	1,299,851
Home RE Ltd., Series 2021-1, Class B1, 9.085% (SOFR30A + 3.764%), 7/25/2033 (a)(c)	3,083,042	3,072,492
Home RE Ltd., Series 2021-2, Class M2, 8.571% (SOFR30A + 3.250%), 1/25/2034 (a)(c)	8,250,000	8,225,489
Home RE Ltd., Series 2023-1, Class M1B, 9.921% (SOFR30A + 4.600%), 10/25/2033 (a)(c)	13,500,000	13,531,712
Home RE Ltd., Series 2023-1, Class M2, 11.321% (SOFR30A + 6.000%), 10/25/2033 (a)(c)	3,000,000	3,015,537
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 6.059% (TSFR1M + 0.734%), 3/25/2035 (c)	552,330	387,982
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 4.724%, 1/25/2037 (e)	377,016	253,089
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 5.999% (TSFR1M + 0.674%), 8/25/2036 (c)(k)	3,826,287	2,427,435
IMPAC Secured Assets Trust, Series 2007-1, Class A3, 5.919% (TSFR1M + 0.594%), 3/25/2037 (c)	4,100,716	3,187,519
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 0.000%, 12/25/2034 (b)(e)(f)	1,754,034	18
IndyMac Index Mortgage Loan Trust, Series 2004-AR14, Class 1A1B, 6.299% (TSFR1M + 0.974%), 1/25/2035 (c)	969	1,681
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 0.000%, 7/25/2045 (b)(e)(f)	13,097,723	5,671
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 0.000%, 6/25/2035 (b)(e)(f)	27,593,413	276
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 0.000%, 7/25/2035 (b)(e)(f)	42,806,539	428
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.965%, 8/25/2035 (e)	2,068,971	899,559
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 0.012%, 7/25/2035 (b)(e)(f)	20,200,344	16,968
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 0.000%, 2/25/2035 (b)(e)(f)	10,480,206	2,536
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.000%, 3/25/2035 (b)(e)(f)	13,203,257	145,513
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.372%, 5/25/2035 (e)	965,365	841,750
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 0.000%, 5/25/2035 (b)(e)(f)	17,237,557	172
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.458%, 9/25/2036 (e)(k)	4,133,529	3,493,655
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 5.779% (TSFR1M + 0.454%), 1/25/2037 (c)	3,046,635	2,509,711
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.042%, 3/25/2037 (e)	702,951	561,839
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.350%, 7/25/2037 (e)(k)	3,328,176	2,044,884
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.668%, 4/25/2037 (e)(k)	3,392,656	2,364,946
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 5.899% (TSFR1M + 0.574%), 12/25/2036 (c)	1,052,577	912,847
JP Morgan Chase Bank, Series 2019-CL1, Class M2, 7.139% (TSFR1M + 1.814%), 4/25/2047 (a)(c)	3,821,411	3,739,117
JP Morgan Chase Bank, Series 2019-CL1, Class M4, 8.039% (TSFR1M + 2.714%), 4/25/2047 (a)(c)	1,414,805	1,395,446
JP Morgan Chase Bank, Series 2020-CL1, Class B, 15.439% (TSFR1M + 10.114%), 10/25/2057 (a)(c)(d)	6,706,712	7,053,831
JP Morgan Chase Bank, Series 2020-CL1, Class M2, 7.939% (TSFR1M + 2.614%), 10/25/2057 (a)(c)	3,322,578	3,370,808
JP Morgan Chase Bank, Series 2020-CL1, Class M4, 9.789% (TSFR1M + 4.464%), 10/25/2057 (a)(c)	1,062,356	1,089,191
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 11.039% (TSFR1M + 5.714%), 10/25/2057 (a)(c)	2,040,421	2,100,314
JP Morgan Chase Bank, Series 2021-CL1, Class B, 12.221% (SOFR30A + 6.900%), 3/25/2051 (a)(c)	1,151,000	1,123,538
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 9.171% (SOFR30A + 3.850%), 3/25/2051 (a)(c)	425,292	389,539
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 5.051%, 8/25/2035 (e)	4,220	3,249
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 4.856%, 10/25/2035 (e)(k)	5,391,889	4,318,865
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,155,779	936,469
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.172%, 10/25/2036 (e)	1,473,754	1,238,954
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 4.407%, 10/25/2036 (e)	402,055	274,238
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.984%, 1/25/2037 (e)	1,002,048	912,409
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 4.357%, 6/25/2037 (e)	1,296,293	967,492
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.000%, 2/25/2050 (a)(b)(e)(f)	21,585,599	65
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 3.991%, 2/25/2050 (a)(e)	2,893,853	1,984,555
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 3.991%, 2/25/2050 (a)(e)	1,199,000	670,013
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 3.991%, 2/25/2050 (a)(e)	1,554,174	734,189
JP Morgan Mortgage Trust, Series 2019-8, Class AX1, 0.170%, 3/25/2050 (a)(b)(e)(f)	52,047,241	339,660
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.806%, 5/25/2050 (a)(e)	2,830,940	2,172,203
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.806%, 5/25/2050 (a)(e)	2,516,802	1,913,101
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 3.806%, 5/25/2050 (a)(e)	4,830,881	2,441,764
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.605%, 6/25/2049 (a)(e)	4,859,783	4,198,381
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.605%, 6/25/2049 (a)(e)	1,794,992	1,391,246
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 3.137%, 6/25/2049 (a)(e)	2,816,812	1,797,802
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B5, 4.381%, 3/25/2050 (a)(e)	1,791,889	1,395,673
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.829%, 6/25/2050 (a)(e)	3,875,735	2,843,057
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.829%, 6/25/2050 (a)(e)	2,148,521	1,449,783
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 3.675%, 6/25/2050 (a)(e)	3,612,257	1,918,603
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.821%, 7/25/2050 (a)(e)	288,603	221,398
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.841%, 8/25/2050 (a)(e)	207,063	155,969
JP Morgan Mortgage Trust, Series 2020-3, Class B5, 3.841%, 8/25/2050 (a)(e)	1,643,619	1,205,964
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.575%, 12/25/2050 (a)(e)	3,478,311	2,648,741
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.575%, 12/25/2050 (a)(e)	1,738,228	1,183,824
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.575%, 12/25/2050 (a)(b)(e)	4,062,829	1,844,736
JP Morgan Mortgage Trust, Series 2020-9, Class B6, 2.835%, 5/25/2051 (a)(e)	1,075,745	374,143
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.273%, 6/25/2050 (a)(e)	2,815,951	2,262,411
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 4.213%, 6/25/2050 (a)(e)	9,174,276	6,603,084
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B4, 4.017%, 11/25/2050 (a)(e)	7,469,341	5,614,793
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.017%, 11/25/2050 (a)(e)	3,064,297	2,363,293
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 3.981%, 11/25/2050 (a)(e)	8,333,771	5,157,354
JP Morgan Mortgage Trust, Series 2021-10, Class B5, 2.827%, 12/25/2051 (a)(e)	2,404,257	1,118,836
JP Morgan Mortgage Trust, Series 2021-10, Class B6, 2.827%, 12/25/2051 (a)(e)	3,959,004	885,518
JP Morgan Mortgage Trust, Series 2021-15, Class B3, 3.129%, 6/25/2052 (a)(d)(e)	8,821,688	6,408,206
JP Morgan Mortgage Trust, Series 2021-15, Class B4, 3.129%, 6/25/2052 (a)(e)	5,132,286	3,353,087
JP Morgan Mortgage Trust, Series 2021-15, Class B5, 3.129%, 6/25/2052 (a)(e)	4,104,675	2,226,084
JP Morgan Mortgage Trust, Series 2021-15, Class B6, 3.129%, 6/25/2052 (a)(e)	8,135,452	2,129,812
JP Morgan Mortgage Trust, Series 2021-3, Class B4, 2.941%, 7/25/2051 (a)(e)	2,062,981	1,337,738
JP Morgan Mortgage Trust, Series 2021-6, Class B4, 2.863%, 10/25/2051 (a)(e)	3,682,202	2,327,067
JP Morgan Mortgage Trust, Series 2021-6, Class B5, 2.863%, 10/25/2051 (a)(e)	2,945,950	1,586,350
JP Morgan Mortgage Trust, Series 2021-6, Class B6, 2.863%, 10/25/2051 (a)(e)	4,581,872	1,054,490
JP Morgan Mortgage Trust, Series 2021-7, Class B4, 2.803%, 11/25/2051 (a)(e)	1,805,211	1,144,374
JP Morgan Mortgage Trust, Series 2021-7, Class B5, 2.803%, 11/25/2051 (a)(e)	1,805,211	699,682
JP Morgan Mortgage Trust, Series 2021-7, Class B6, 1.758%, 11/25/2051 (a)(e)	2,822,635	627,141
JP Morgan Mortgage Trust, Series 2021-8, Class B4, 2.845%, 12/25/2051 (a)(e)	3,077,841	1,936,695
JP Morgan Mortgage Trust, Series 2021-8, Class B5, 2.845%, 12/25/2051 (a)(e)	2,198,053	921,841
JP Morgan Mortgage Trust, Series 2021-8, Class B6, 2.845%, 12/25/2051 (a)(e)	3,172,877	689,136
JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.500%, 4/25/2052 (a)(e)	1,207,732	913,544
JP Morgan Mortgage Trust, Series 2022-1, Class B4, 3.091%, 7/25/2052 (a)(d)(e)	13,933,610	8,792,205
JP Morgan Mortgage Trust, Series 2022-1, Class B5, 3.091%, 7/25/2052 (a)(e)	6,777,822	3,480,005
JP Morgan Mortgage Trust, Series 2022-1, Class B6, 2.046%, 7/25/2052 (a)(e)	5,825,012	1,391,188
JP Morgan Mortgage Trust, Series 2023-6, Class B3, 6.275%, 12/26/2053 (a)(e)	4,916,511	4,641,781
JP Morgan Mortgage Trust, Series 2023-6, Class B4, 6.275%, 12/26/2053 (a)(e)	1,597,991	1,215,211
JP Morgan Mortgage Trust, Series 2023-6, Class B5, 6.275%, 12/26/2053 (a)(e)	1,234,000	715,181
JP Morgan Mortgage Trust, Series 2023-6, Class B6, 6.275%, 12/26/2053 (a)(e)	986,203	474,656
JP Morgan Mortgage Trust, Series 2023-7, Class B4, 6.325%, 2/25/2054 (a)(e)	1,035,500	701,114
JP Morgan Mortgage Trust, Series 2023-7, Class B5, 6.325%, 2/25/2054 (a)(e)	717,000	404,679
JP Morgan Mortgage Trust, Series 2023-7, Class B6, 6.325%, 2/25/2054 (a)(e)	637,329	299,260
JP Morgan Mortgage Trust, Series 2023-9, Class B5, 6.473%, 4/25/2054 (a)(e)	1,054,000	581,905
JP Morgan Mortgage Trust, Series 2023-9, Class B6, 6.473%, 4/25/2054 (a)(e)	1,054,525	487,764
Lake Summit Mortgage Trust, 6.680%, 8/28/2049 (e)	98,557,309	95,019,989
Lake Summit Mortgage Trust, 8.882%, 8/15/2049 (b)(e)	3,519,823	3,469,186
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 1.892%, 10/25/2066 (a)(p)	5,368,341	4,924,272
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (g)	16,984	12,577
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (g)	13,548	10,053
Lehman XS Trust, Series 2005-3, Class 3A3A, 4.889%, 9/25/2035 (p)	1,022,454	928,584
Lehman XS Trust, Series 2006-GP4, Class 3A4, 6.139% (TSFR1M + 0.814%), 8/25/2046 (c)(k)	6,877,352	3,822,879
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (b)(f)	16,663,244	167
Luminent Mortgage Trust, Series 2006-1, Class A1, 6.159% (TSFR1M + 0.834%), 4/25/2036 (c)(k)	3,651,276	3,105,943
Luminent Mortgage Trust, Series 2006-1, Class X, 0.024%, 4/25/2036 (b)(e)(f)	25,652,356	78,471
Luminent Mortgage Trust, Series 2006-2, Class X, 0.000%, 2/25/2046 (b)(e)(f)	31,027,888	310
Luminent Mortgage Trust, Series 2006-5, Class X, 0.000%, 7/25/2036 (b)(e)(f)	26,673,186	267
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 4.486%, 12/25/2034 (e)	4,622	3,571
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 4.224%, 3/25/2035 (e)	13,440	11,062
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.379%, 9/25/2035 (e)	1,272,952	1,152,185
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (g)	77,670	75,709
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 6.000% (TSFR1M + 0.814%), 2/25/2036 (c)	1,915,916	685,655
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (g)	2,913	-
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047 (k)	9,655,763	4,895,269
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (g)	10,679	6,046
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (g)	403	-
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B4, 3.667%, 3/25/2048 (a)(e)	1,799,000	1,374,454
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B5, 3.667%, 3/25/2048 (a)(e)	1,499,000	1,060,958
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B4, 3.207%, 12/25/2051 (a)(e)	3,044,703	1,975,407
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B5, 3.207%, 12/25/2051 (a)(e)	1,183,518	633,044
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B6, 3.060%, 12/25/2051 (a)(e)	3,897,453	1,365,897
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B4, 2.643%, 4/25/2051 (a)(e)	1,076,465	692,728
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B5, 2.643%, 4/25/2051 (a)(e)	537,764	220,437
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B6, 2.643%, 4/25/2051 (a)(e)	1,514,186	326,097
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B4, 2.664%, 6/25/2051 (a)(e)	1,645,100	971,028
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B5, 2.664%, 6/25/2051 (a)(e)	349,000	93,770
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B6, 2.664%, 6/25/2051 (a)(e)	1,209,493	255,323
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B5, 2.898%, 7/1/2051 (a)(e)	488,000	140,201
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B6, 2.898%, 7/1/2051 (a)(e)	1,137,709	257,476
Mello Warehouse Securitization Trust, Series 2021-3, Class F, 10.589% (TSFR1M + 5.264%), 11/25/2055 (a)(b)(c)	18,750,000	18,514,237
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 5.899% (TSFR1M + 0.574%), 4/25/2029 (c)	581,951	533,108
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 5.759% (TSFR1M + 0.434%), 9/25/2037 (c)(k)	4,239,070	2,516,893
Merrill Lynch Mortgage Investors, Inc., Series 2006-AF1, Class AF2A, 6.250%, 8/25/2036	1,664,670	694,584
MFA Trust, Series 2021-AEI2, Class B1, 3.285%, 10/25/2051 (a)(e)(k)	3,162,865	2,496,494
MFA Trust, Series 2021-AEI2, Class B2, 3.285%, 10/25/2051 (a)(e)(k)	5,801,955	4,413,292
MFA Trust, Series 2021-AEI2, Class B4, 3.285%, 10/25/2051 (a)(e)	2,796,030	1,837,772
MFA Trust, Series 2021-AEI2, Class B5, 3.285%, 10/25/2051 (a)(e)	2,018,071	1,092,881
MFA Trust, Series 2021-AEI2, Class B6, 3.285%, 10/25/2051 (a)(e)	4,039,031	1,316,938
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(e)	4,106,000	3,212,382
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(e)	4,500,000	3,350,326
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A1, 5.499% (TSFR1M + 0.174%), 5/25/2037 (c)(k)	4,587,388	4,055,765
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A3, 5.619% (TSFR1M + 0.294%), 5/25/2037 (c)(k)	13,323,474	11,689,204
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A4, 5.689% (TSFR1M + 0.364%), 5/25/2037 (c)(k)	1,918,580	1,660,213
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 4.202%, 7/25/2035 (e)(k)	7,280,157	4,188,952
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 4.556%, 11/25/2035 (e)	2,023,797	1,145,532
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.924%, 8/25/2036 (b)(p)	3,279,819	1,114,702
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.731%, 8/25/2036 (b)(p)	2,631,981	897,508
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 0.000%, 3/25/2036 (b)(e)(f)	14,423,859	343,995
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 4.527%, 3/25/2036 (e)(k)	4,831,649	3,452,296
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 4.527%, 3/25/2036 (e)(k)	2,455,816	1,746,397
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 4/25/2036 (b)(e)(f)	15,253,243	153
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 6.000% (TSFR1M + 0.864%), 6/25/2036 (c)	3,238,178	1,038,778
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	2,562,608	1,285,212
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 4.638%, 8/26/2047 (a)(e)	1,010,309	671,743
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B4, 2.948%, 3/25/2051 (a)(e)	793,611	347,731
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B5, 2.948%, 3/25/2051 (a)(e)	988,000	304,305
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B6, 2.948%, 3/25/2051 (a)(e)	1,124,310	246,386
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B4, 2.792%, 6/25/2051 (a)(e)	1,093,000	415,552
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B5, 2.792%, 6/25/2051 (a)(e)	781,000	230,430
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B6, 2.792%, 6/25/2051 (a)(e)	938,058	204,098
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B1, 2.929%, 7/25/2051 (a)(e)	7,394,474	5,637,961
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B2, 2.929%, 7/25/2051 (a)(e)(k)	3,503,339	2,539,858
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B4, 2.929%, 7/25/2051 (a)(e)	1,240,000	470,249
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B5, 2.929%, 7/25/2051 (a)(e)	690,000	196,783
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B6, 2.929%, 7/25/2051 (a)(e)	827,000	186,116
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B2, 2.985%, 8/25/2051 (a)(e)(k)	6,131,719	4,484,279
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B4, 2.985%, 8/25/2051 (a)(e)	2,044,223	975,188
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B5, 2.985%, 8/25/2051 (a)(e)	956,000	273,669
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B6, 2.825%, 8/25/2051 (a)(e)	1,196,665	276,785
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 0.000%, 4/25/2036 (b)(e)(f)	8,095,825	81
New Residential Mortgage Loan Trust, Series 2019-6A, Class B5IA, 1.750%, 9/25/2059 (a)(b)(e)(f)	14,447,943	1,192,519
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.404%, 9/25/2059 (a)(d)(e)	16,540,221	8,783,933
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E2, 4.000%, 9/4/2039 (a)	2,554,000	2,063,880
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 5.779% (TSFR1M + 0.454%), 12/25/2036 (c)	105,695	88,255
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.966% (TSFR1M + 0.274%), 3/26/2037 (a)(c)(k)	3,932,111	2,919,762
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 4.779% (TSFR1M + 0.264%), 11/26/2036 (a)(c)	571,807	560,862
Oaktown Re Ltd., Series 2019-1A, Class B1B, 9.785% (SOFR30A + 4.464%), 7/25/2029 (a)(c)	1,620,000	1,636,007
OBX Trust, Series 2021-INV3, Class A3, 2.500%, 10/25/2051 (a)(e)	1,273,342	964,410
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.974%, 10/25/2051 (a)(e)	1,715,000	700,816
Oceanview Mortgage Trust, Series 2021-5, Class B5, 2.974%, 10/25/2051 (a)(e)	734,000	225,978
Onslow Bay Mortgage Loan Trust, Series 2021-NQM2, Class A3, 1.563%, 5/25/2061 (a)(e)	2,066,671	1,581,247
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (g)	12,417	10,202
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 6.099% (TSFR1M + 0.774%), 5/25/2037 (c)	747,404	559,156
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,165,348	946,959
PRET LLC, Series 2022-NPL3, Class A2, 7.870%, 6/25/2052 (a)(p)	1,000,000	960,156
Pretium Mortgage Credit Partners LLC, Series 2021-NPL2, Class A1, 1.992%, 6/27/2060 (a)(p)	1,071,820	985,599
Progress Residential Trust, Series 2020-SFR1, Class A, 1.732%, 4/17/2037 (a)	1,493,314	1,402,345
Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2028 (a)	800,000	712,649
PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026 (a)(e)	565,639	542,786
PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(p)	475,691	442,242
PRPM LLC, Series 2021-7, Class A1, 1.867%, 8/25/2026 (a)(p)	2,366,785	2,175,537
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(e)	6,167,000	4,812,412
PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027 (a)(p)	3,527,681	3,493,876
Radnor RE Ltd., Series 2021-1, Class M2, 8.471% (SOFR30A + 3.150%), 12/27/2033 (a)(c)	3,500,000	3,443,979
Radnor RE Ltd., Series 2021-2, Class M2, 10.321% (SOFR30A + 5.000%), 11/25/2031 (a)(c)	3,214,672	3,292,592
Radnor RE Ltd., Series 2022-1, Class M1B, 12.071% (SOFR30A + 6.750%), 9/25/2032 (a)(c)	300,000	322,311
Radnor RE Ltd., Series 2023-1, Class M1A, 8.021% (SOFR30A + 2.700%), 7/25/2033 (a)(c)	4,500,000	4,526,784
Radnor RE Ltd., Series 2023-1, Class M2, 11.171% (SOFR30A + 5.850%), 7/25/2033 (a)(c)	1,000,000	1,008,898
Rate Mortgage Trust, Series 2021-HB1, Class B4, 2.699%, 12/25/2051 (a)(e)	2,556,447	1,429,448
Rate Mortgage Trust, Series 2021-HB1, Class B5, 2.699%, 12/25/2051 (a)(e)	575,000	153,476
Rate Mortgage Trust, Series 2021-HB1, Class B6, 2.699%, 12/25/2051 (a)(e)	1,340,138	283,457
Rate Mortgage Trust, Series 2021-J1, Class B4, 2.701%, 7/25/2051 (a)(e)	1,291,000	462,326
Rate Mortgage Trust, Series 2021-J1, Class B5, 2.701%, 7/25/2051 (a)(e)	922,000	249,051
Rate Mortgage Trust, Series 2021-J1, Class B6, 2.701%, 7/25/2051 (a)(e)	737,919	154,884
Rate Mortgage Trust, Series 2022-J1, Class B4, 2.748%, 1/25/2052 (a)(e)	3,626,417	1,713,138
RBSSP Resecuritization Trust, Series 2009-12, Class 19A2, 3.962%, 12/25/2035 (a)(e)(k)	7,378,464	6,507,643
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(e)	1,476,492	1,295,252
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.987%, 12/25/2035 (e)(k)	3,577,907	3,182,548
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.937%, 7/25/2035 (e)	445,969	325,303
Residential Accredit Loans, Inc. Trust, Series 2005-QO5, Class X, 1.724%, 1/25/2046 (b)(e)(f)	21,436,255	1,174,492
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	746,080	607,357
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (g)	206,872	107,652
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035 (k)	6,138,408	2,650,792
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035 (k)	4,940,738	4,149,568
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 5.500% (TSFR1M + 0.814%), 11/25/2035 (c)	357,304	224,111
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035 (k)	1,839,043	1,679,764
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (g)	282,696	166,159
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 5.799% (TSFR1M + 0.474%), 7/25/2036 (c)	112,141	56,868
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A3, 5.879% (TSFR1M + 0.554%), 7/25/2036 (c)	585,138	260,037
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 5.809% (TSFR1M + 0.484%), 8/25/2036 (c)(k)	4,998,901	3,934,775
Residential Accredit Loans, Inc. Trust, Series 2006-QA9, Class A1, 5.799% (TSFR1M + 0.474%), 11/25/2036 (c)	1,462,598	781,538
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class X3, 1.500%, 9/25/2046 (b)(f)	12,228,950	586,855
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	176,101	145,665
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	229,867	190,630
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036 (k)	3,089,737	2,737,841
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036 (k)	2,178,206	1,958,904
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036 (k)	2,170,145	1,888,819
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	276,790	232,624
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036 (k)	2,795,504	2,146,958
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 6.089% (TSFR1M + 0.764%), 9/25/2036 (c)(k)	2,711,365	1,780,030
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (g)	78,747	47,142
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	787,034	658,482
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 5.739% (TSFR1M + 0.414%), 11/25/2036 (c)	1,499,244	800,466
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A25, 6.500%, 11/25/2036 (k)	5,115,476	4,487,786
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,020,996	924,123
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (g)	117,068	58,294
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (TSFR1M + 0.664%), 11/25/2036 (c)(k)	6,680,259	5,052,781
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (g)	102,982	50,540
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 5.889% (TSFR1M + 0.564%), 12/25/2036 (c)(k)	4,628,820	3,106,817
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 6.439% (TSFR1M + 1.114%), 2/25/2036 (c)	641,646	388,084
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 5.500% (TSFR1M + 0.814%), 3/25/2036 (c)(k)	2,597,247	1,590,736
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 5.839% (TSFR1M + 0.514%), 3/25/2036 (c)	1,401,249	829,248
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (g)	505,604	262,405
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,135,758	879,467
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	806,396	682,986
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	1,152,123	986,148
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (g)	30,306	18,518
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	1,336,923	1,168,283
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 6.089% (TSFR1M + 0.764%), 7/25/2036 (c)	929,586	659,669
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (g)	36,107	21,288
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (g)	14,951	-
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 5.739% (TSFR1M + 0.414%), 2/25/2037 (c)(k)	5,238,481	4,365,488
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (g)	25,667	15,270
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	1,477,308	1,279,876
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (g)	769,250	391,921
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037 (k)	6,234,244	5,431,405
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (k)	9,799,149	7,779,329
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (g)	392,346	184,135
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (b)(g)	532,748	22,535
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (g)	163,494	81,483
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (g)	183,165	91,863
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (g)	304,099	144,817
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 5.989% (TSFR1M + 0.664%), 5/25/2037 (c)	484,975	322,003
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 2A1, 6.750%, 6/25/2037 (k)	29,380,156	12,102,832
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,691,081	1,505,306
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (g)	868,537	383,987
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 5.500% (TSFR1M + 0.564%), 10/25/2035 (c)	1,721,148	917,313
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	1,554,176	1,304,089
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (g)	527,792	315,712
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	612,696	325,984
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 5.500% (TSFR1M + 0.564%), 4/25/2035 (c)	2,759,745	1,393,655
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 6.000% (TSFR1M + 0.814%), 1/25/2046 (b)(c)	1,854,137	428,042
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036 (b)(k)	10,293,975	3,412,031
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036 (b)(k)	6,224,333	1,875,690
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036 (k)	10,224,129	3,259,156
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2, 6.500%, 4/25/2037	3,941,171	1,076,862
Residential Asset Securitization Trust, Series 2007-A8, Class 1A1, 6.000%, 8/25/2037	3,903,373	2,020,964
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (g)	21,667	15,118
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	410,694	361,629
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (g)	12,004	6,350
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (g)	112,808	70,072
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (g)	31,871	17,821
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	616,393	555,970
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	52,396	45,650
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036 (k)	3,997,405	3,563,079
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.694%, 2/25/2036 (e)	689,455	498,294
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	1,236,052	1,102,344
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (g)	188,108	98,834
Rocket Mortgage Trust, Series 2021-2, Class B4, 2.563%, 6/25/2051 (a)(e)	2,457,324	1,328,429
Rocket Mortgage Trust, Series 2021-2, Class B5, 2.563%, 6/25/2051 (a)(e)	1,566,000	407,323
Rocket Mortgage Trust, Series 2021-2, Class B6, 2.563%, 6/25/2051 (a)(e)	870,254	174,851
Rocket Mortgage Trust, Series 2021-4, Class B4, 3.007%, 9/25/2051 (a)(d)(e)	9,208,526	5,860,905
Rocket Mortgage Trust, Series 2021-4, Class B5, 3.007%, 9/25/2051 (a)(e)	7,949,274	3,585,989
Rocket Mortgage Trust, Series 2021-4, Class B6, 3.007%, 9/25/2051 (a)(e)	6,252,521	1,476,883
Rocket Mortgage Trust, Series 2021-6, Class B5, 2.794%, 12/25/2051 (a)(e)	1,948,000	535,176
Rocket Mortgage Trust, Series 2021-6, Class B6, 2.794%, 12/25/2051 (a)(e)	1,947,847	426,664
Rocket Mortgage Trust, Series 2022-1, Class B3, 2.757%, 1/25/2052 (a)(d)(e)	9,279,922	6,407,035
Rocket Mortgage Trust, Series 2022-1, Class B4, 2.757%, 1/25/2052 (a)(e)	5,197,193	3,218,653
Rocket Mortgage Trust, Series 2022-1, Class B5, 2.757%, 1/25/2052 (a)(e)	2,245,000	681,041
Rocket Mortgage Trust, Series 2022-1, Class B6, 2.757%, 1/25/2052 (a)(e)	2,055,771	443,987
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(e)	4,550,434	4,182,850
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class C, 0.000%, 5/25/2050 (a)(b)(e)(f)	36,016,320	664,825
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class C, 0.000%, 10/25/2051 (a)(b)(e)(f)	149,483	508,018
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M1, 4.250%, 10/25/2051 (a)(e)	1,449,524	1,679,149
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M2, 6.000%, 10/25/2051 (a)(e)	1,159,619	1,326,438
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(e)	14,000,000	13,268,136
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B1, 5.500%, 5/25/2055 (a)(e)	3,153,250	2,871,378
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B2, 6.000%, 5/25/2055 (a)(e)	2,011,000	1,800,820
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B3, 7.962%, 5/25/2055 (a)(e)	2,309,200	2,035,345
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class CERT, 0.000%, 5/25/2055 (a)	38,061,600	34,968,372
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class M1, 5.000%, 5/25/2055 (a)(e)	5,213,750	4,934,648
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class XS, 0.000%, 5/25/2055 (a)(b)(e)(f)	132,823,572	7,372,372
Saluda Grade Alternative Mortgage Trust, Series 2023-SEQ3, Class A2, 6.889%, 6/1/2053 (a)(e)	4,250,000	4,247,488
Saluda Grade Fund Trust, Series 2022-SG2, Class A, 5.000%, 5/15/2052 (a)	15,000,000	13,921,860
Saluda Grade Mortgage Funding LLC, Series 2023-FIG3, Class A, 7.067%, 8/25/2053 (e)	4,179,390	4,158,155
Sequoia Mortgage Trust, Series 2004-4, Class A, 6.437% (TSFR6M + 0.948%), 5/20/2034 (c)	553,980	453,940
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 6.969% (TSFR6M + 1.528%), 8/20/2034 (c)	25,748	18,479
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.000%, 3/20/2035 (b)(e)(f)	4,171,548	6,061
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 4.111%, 10/20/2046 (e)(k)	1,961,747	1,412,517
Sequoia Mortgage Trust, Series 2020-3, Class B4, 3.324%, 4/25/2050 (a)(e)	2,338,128	1,445,987
Sequoia Mortgage Trust, Series 2021-1, Class B4, 2.659%, 3/25/2051 (a)(e)	2,466,185	1,189,305
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.000%, 11/25/2053 (a)(e)	4,400,000	4,357,650
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(d)(e)	8,259,697	6,604,305
SGR Residential Mortgage Trust, Series 2020-2, Class A1, 1.381%, 5/25/2065 (a)(e)	726,419	636,929
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.848%, 7/25/2043 (a)(e)	782,566	669,493
Shellpoint Asset Funding Trust, Series 2013-1, Class B5, 3.848%, 7/25/2043 (a)(e)(k)	2,733,914	1,563,082
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/28/2050 (a)(e)	6,000,000	4,694,526
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(e)	1,158,500	812,343
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 5/25/2065 (a)(e)	212,750	185,623
Starwood Mortgage Residential Trust, Series 2021-3, Class M1, 2.491%, 6/25/2056 (a)(e)	5,170,000	3,404,926
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(d)(e)	8,130,969	6,468,129
Starwood Mortgage Residential Trust, Series 2022-SFR3, Class A, 6.985% (TSFR1M + 1.650%), 5/17/2024 (a)(c)	1,989,225	1,984,856
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 4.726%, 9/25/2035 (e)(k)	1,780,992	1,479,778
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1, 4.138%, 6/25/2037 (e)(k)	3,303,063	2,562,430
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 6.929% (TSFR1M + 1.614%), 9/25/2037 (c)	773,135	526,234
Structured Asset Mortgage Investments Trust, Series 2004-AR1, Class X, 0.000%, 3/19/2034 (b)(e)(f)	4,551,776	46
Structured Asset Mortgage Investments Trust, Series 2004-AR7, Class X, 0.005%, 4/19/2035 (b)(e)(f)	6,867,920	34,683
Structured Asset Mortgage Investments Trust, Series 2005-AR2, Class 1X, 0.010%, 5/25/2045 (b)(e)(f)	7,543,574	8,290
Structured Asset Mortgage Investments Trust, Series 2005-AR3, Class 1X, 0.012%, 8/25/2035 (b)(e)(f)	10,515,824	16,278
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 1X, 0.000%, 5/25/2046 (b)(e)(f)	10,879,743	94,414
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 4X, 0.000%, 5/25/2046 (b)(e)(f)	35,333,368	33,390
Structured Asset Mortgage Investments Trust, Series 2006-AR8, Class X, 0.400%, 10/25/2036 (b)(f)	55,844,445	701,909
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 7.528%, 3/25/2033 (e)	13,129	12,278
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.000%, 1/25/2037 (a)(b)(e)(f)	23,324,333	115,712
TH MSR Issuer Trust, Series 2019-FT1, Class A, 8.239% (TSFR1M + 2.914%), 6/25/2024 (a)(c)	2,000,000	1,952,220
Triangle Re Ltd., Series 2021-1, Class B1, 9.939% (TSFR1M + 0.274%), 8/25/2033 (a)(c)	1,500,000	1,505,200
Triangle Re Ltd., Series 2021-3, Class M1B, 8.221% (SOFR30A + 2.900%), 2/25/2034 (a)(c)	8,400,000	8,393,154
Triangle Re Ltd., Series 2021-3, Class M2, 9.071% (SOFR30A + 3.750%), 2/25/2034 (a)(c)	2,200,000	2,199,861
Unlock Hea Trust, Series 2022-1, Class A, 7.000%, 9/25/2035 (a)(d)(p)	9,078,857	8,680,441
Unlock Hea Trust, Series 2022-1, Class B, 8.000%, 9/25/2035 (a)(p)	10,000,000	9,327,980
Unlock Hea Trust, Series 2023-1, Class A, 7.000%, 10/25/2038 (a)	1,858,864	1,754,935
UWM Mortgage Trust, Series 2021-INV1, Class B2, 3.158%, 8/25/2051 (a)(e)	7,312,413	5,568,607
UWM Mortgage Trust, Series 2021-INV1, Class B4, 3.158%, 8/25/2051 (a)(e)	2,140,335	1,381,740
UWM Mortgage Trust, Series 2021-INV1, Class B5, 3.158%, 8/25/2051 (a)(e)	1,604,536	992,529
UWM Mortgage Trust, Series 2021-INV1, Class B6, 2.903%, 8/25/2051 (a)(b)(e)	3,377,689	924,521
UWM Mortgage Trust, Series 2021-INV2, Class B2, 3.248%, 9/25/2051 (a)(d)(e)	8,795,368	6,683,477
UWM Mortgage Trust, Series 2021-INV2, Class B3, 3.248%, 9/25/2051 (a)(e)(k)	5,163,060	3,724,033
UWM Mortgage Trust, Series 2021-INV2, Class B4, 3.248%, 9/25/2051 (a)(e)	2,867,411	1,864,488
UWM Mortgage Trust, Series 2021-INV2, Class B5, 3.248%, 9/25/2051 (a)(e)	2,103,469	1,306,435
UWM Mortgage Trust, Series 2021-INV2, Class B6, 3.182%, 9/25/2051 (a)(e)	4,356,115	1,557,372
UWM Mortgage Trust, Series 2021-INV3, Class B4, 3.237%, 11/25/2051 (a)(e)	5,956,354	3,834,302
UWM Mortgage Trust, Series 2021-INV3, Class B5, 3.237%, 11/25/2051 (a)(e)	4,368,249	2,531,654
UWM Mortgage Trust, Series 2021-INV3, Class B6, 3.126%, 11/25/2051 (a)(e)	9,927,578	4,003,266
Verus Securitization Trust, Series 2022-3, Class M1, 4.087%, 2/25/2067 (a)(e)	2,500,000	1,779,852
Verus Securitization Trust, Series 2022-7, Class M1, 5.375%, 7/25/2067 (a)(e)	750,000	628,817
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(p)	635,713	617,182
Verus Securitization Trust, Series 2023-2, Class A2, 6.599%, 3/25/2068 (a)(p)	3,120,864	3,067,088
Verus Securitization Trust, Series 2023-INV1, Class A2, 6.556%, 2/25/2068 (a)(p)	1,509,920	1,499,751
Verus Securitization Trust, Series 2023-INV1, Class M1, 7.602%, 2/25/2068 (a)(e)	2,300,000	2,278,265
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 1A1, 6.000%, 3/25/2036	966,964	893,862
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.000%, 3/25/2036	1,114,989	1,021,373
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-7, Class A3, 4.055%, 9/25/2036 (p)	3,151,246	862,171
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.002%, 7/25/2044 (b)(e)(f)	8,694,639	470
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 4.516%, 6/25/2034 (e)	512,677	471,084
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 4.064%, 1/25/2036 (e)(k)	11,894,824	10,854,300
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class X, 0.051%, 4/25/2045 (b)(e)(f)	15,706,483	77,402
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1XPP, 0.000%, 5/25/2047 (b)(e)(f)	68,389,393	17,097
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1XPP, 0.000%, 6/25/2047 (b)(e)(f)	58,822,245	3,882
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (g)	228	163
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-5, Class CB11, 6.000% (TSFR1M + 1.514%), 7/25/2035 (c)(k)	3,109,949	2,748,246
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 5.959% (TSFR1M + 0.634%), 12/25/2035 (c)(k)	2,629,984	1,690,588
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-5, Class 2CB2, 6.000% (TSFR1M + 0.714%), 7/25/2036 (c)	487,907	282,031
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.038%, 10/25/2046 (b)(e)(f)	11,905,920	147,336
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class XPPP, 0.000%, 4/25/2047 (b)(e)(f)	20,524,882	63,032
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 5.759% (TSFR1M + 0.434%), 3/25/2037 (c)(k)	2,909,856	1,833,000
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.000%, 6/25/2037	799,145	717,010
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	1,463,391	1,234,419
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	1,605,336	1,354,154
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 5.743%, 8/25/2036 (e)	129,172	95,666
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 5.874%, 10/25/2036 (e)	369,541	258,178
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (g)	16,193	10,574
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class B4, 3.728%, 7/25/2049 (a)(e)	1,627,000	1,097,231
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B4, 3.524%, 9/25/2049 (a)(e)	2,124,000	1,349,804
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B4, 2.707%, 12/25/2050 (a)(e)	1,818,000	683,793
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B5, 2.707%, 12/25/2050 (a)(e)	1,011,000	384,875
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B6, 2.707%, 12/25/2050 (a)(e)	1,420,044	323,864
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B2, 2.973%, 8/25/2051 (a)(e)(k)	4,659,856	3,421,537
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B4, 2.973%, 8/25/2051 (a)(e)	1,552,646	980,533
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B5, 2.973%, 8/25/2051 (a)(e)	1,158,000	397,247
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B6, 2.973%, 8/25/2051 (a)(e)	1,852,327	430,453
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 13.821% (SOFR30A + 8.500%), 7/25/2059 (a)(c)	6,600,000	6,556,572
Western Mortgage Reference Notes, Series 2021-CL2, Class M4, 10.671% (SOFR30A + 5.350%), 7/25/2059 (a)(c)	12,963,464	12,789,974
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 11.821% (SOFR30A + 6.500%), 7/25/2059 (a)(c)	7,572,199	7,383,022
WinWater Mortgage Loan Trust, Series 2014-1, Class B5, 3.919%, 6/20/2044 (a)(e)(k)	2,370,000	1,672,090
WinWater Mortgage Loan Trust, Series 2014-2, Class B5, 4.049%, 9/20/2044 (a)(e)	1,938,000	1,289,892
WinWater Mortgage Loan Trust, Series 2015-A, Class B5, 3.839%, 6/20/2045 (a)(e)	3,900,589	1,789,383
ZeroDown LLC, Series 2021-SFR1, Class A, 3.861%, 9/25/2024 (a)(e)	9,579,876	9,562,575
ZeroDown LLC, Series 2021-SFR1, Class B, 7.677%, 9/25/2024 (a)	2,554,606	2,538,732
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $2,028,804,484)		$1,596,807,560

Residential Mortgage-Backed Securities - U.S. Government Agency ― 13.94%
Federal National Mortgage Association, 4.500%, 8/1/2052	3,347,570	2,996,708
Federal National Mortgage Association, 5.500%, 11/15/2052	48,000,000	45,907,200
Federal National Mortgage Association, 6.000%, 11/15/2052	50,000,000	48,980,150
Federal National Mortgage Association, 6.500%, 11/15/2041	10,000,000	9,940,950
Government National Mortgage Association, 5.000%, 2/20/2053	8,818,914	8,205,673
Government National Mortgage Association, 5.500%, 4/20/2053	31,860,411	30,511,123
Government National Mortgage Association, 5.000%, 5/20/2053	9,003,656	8,377,569
Government National Mortgage Association, 5.000%, 6/20/2053	39,661,272	36,903,346
Government National Mortgage Association, 5.000%, 7/20/2053	39,727,320	36,964,801
Government National Mortgage Association, 5.000%, 11/15/2048	8,750,000	8,141,551
Government National Mortgage Association, 4.500%, 8/20/2052	8,606,991	7,774,145
Government National Mortgage Association, 5.000%, 8/20/2052	23,248,187	21,638,831
Government National Mortgage Association, 4.500%, 9/20/2052	15,445,262	13,950,717
Government National Mortgage Association, 4.500%, 11/20/2052	24,012,095	21,688,588
Government National Mortgage Association, 5.500%, 11/20/2052	10,061,288	9,622,616
Government National Mortgage Association, 6.000%, 11/20/2052	9,196,791	9,009,204
Government National Mortgage Association, 5.500%, 12/20/2052	10,383,370	9,930,655
Government National Mortgage Association, 6.000%, 3/20/2053	4,859,108	4,759,997
Government National Mortgage Association, 6.500%, 3/20/2053	11,545,981	11,520,649
Government National Mortgage Association, 4.500%, 5/20/2053	10,231,317	9,241,294
Government National Mortgage Association, 5.500%, 6/20/2053	12,182,494	11,651,337
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $379,853,346)		$367,717,104

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 1.23%
Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, 7.265% (SOFR30A + 1.950%), 9/25/2043 (a)(c)	3,677,516	3,690,171
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 7.535% (SOFR30A + 2.214%), 10/25/2039 (a)(c)	119,428	119,786
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 7.871% (SOFR30A + 2.550%), 7/25/2042 (a)(c)	653,770	669,112
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 7.021% (SOFR30A + 1.700%), 7/25/2043 (a)(c)	2,336,160	2,339,061
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.321% (SOFR30A + 5.000%), 8/25/2033 (a)(c)	3,121,727	2,986,747
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B2, 12.821% (SOFR30A + 7.500%), 10/25/2041 (a)(c)	5,100,000	5,222,318
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class B1, 8.721% (SOFR30A + 3.400%), 1/25/2042 (a)(c)	2,000,000	2,019,976
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 7.321% (SOFR30A + 2.000%), 4/25/2042 (a)(c)	2,722,127	2,752,892
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.512%, 11/25/2048 (a)(d)(e)	20,443,529	12,652,582
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $39,354,068)		$32,452,645

Whole Loans ― 0.23%
Agency High Balance Resdiential Mortgages, 5.125%, 5/24/2048	481,528	402,281
Agency High Balance Residential Mortgages, 4.500% to 6.500%, 4/26/2037 to 8/24/2037 (b)	1,859,493	1,775,553
Savannah Grand, 10.360%, 8/6/2024	4,050,000	4,035,024
TOTAL WHOLE LOANS (Cost ― $6,339,160)		$6,212,858

Warrants ― 0.00% (o)	Shares
Financial ― 0.00%
Kingstone Cos, Inc. (a)(b)	90,000	106,380
TOTAL WARRANTS (Cost ― $-)		$106,380

Short-Term Investments ― 4.69%
Money Market Funds ― 4.69%
First American Government Obligations Fund, Class U, 5.294% (r)	123,790,771	123,790,771
TOTAL SHORT-TERM INVESTMENTS (Cost ― $123,790,771)		$123,790,771
TOTAL INVESTMENTS ― 112.11% (Cost ― $3,544,449,619)		$2,957,046,594
Liabilities in Excess of Other Assets ― (12.11%)		(319,456,027)
NET ASSETS ― 100.00%		$2,637,590,567

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate
12MTA:	12 Month Treasury Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2023, the value of these securities amounted to $1,723,830,793 or 65.36% of net assets.

(b)	Illiquid security. At October 31, 2023, the value of these securities amounted to $109,828,477 or 4.16% of net assets.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of October 31, 2023.

(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2023, the value of securities pledged amounted to $228,926,891.
(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2023.
(f)	Interest only security.
(g)	Principal only security.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2023, the value of securities pledged amounted to $2,207,991 or 0.08% of net assets.

(i)	Security issued on a when-issued basis. On October 31, 2023, the total value of investments purchased on a when-issued basis was $10,000,000 or 0.38% of net assets.
(j)
As of October 31, 2023, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940.
The value of these securities amounted to $1,322,201 or 0.05% of net assets. Value determined using significant unobservable inputs.

(k)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At October 31, 2023, the value of securities pledged amounted to $443,297,260.
(l)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(m)	Security identified as in default as to the payment of interest. Income is not being accrued.
(n)	Auction rate security. Rate disclosed is the rate in effect as of October 31, 2023.
(o)	Less than 0.005%.
(p)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2023.
(q)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(r)	Rate disclosed is the seven day yield as of October 31, 2023.

Consolidated Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Future	December 2023	(433)	($45,972,422)	$1,723,792
10 Year ERIS SOFR Swap Future	September 2032	(1,067)	(84,867,153)	13,805,273
Total				$15,529,065

Consolidated Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Barclays Capital, Inc.	7.148%	9/20/2023	12/20/2023	$94,954,895	$93,269,682
Barclays Capital, Inc.	7.148%	10/11/2023	12/20/2023	6,823,860	6,730,318
Total					$100,000,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), mortgage-backed securities ("MBS"), collateralized loan obligations ("CLOs"), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$363,493,395	$–	$363,493,395
Collateralized Debt Obligations	–	2,814,231	–	2,814,231
Collateralized Loan Obligations	–	142,081,140	–	142,081,140
Commercial Mortgage-Backed Securities	–	62,946,327	–	62,946,327
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	17,048,092	–	17,048,092
Common Stocks	11,846,412	–	–	11,846,412
Corporate Obligations	–	103,156,864	1,312,200	104,469,064
Investment Companies - Affiliated Exchange Traded & Mutual Funds	118,318,049	–	–	118,318,049
Preferred Stocks	6,942,566	–	–	6,942,566
Residential Mortgage-Backed Securities	–	1,596,797,559	10,001	1,596,807,560
Residential Mortgage-Backed Securities - U.S. Government Agency	–	367,717,104	–	367,717,104
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	32,452,645	–	32,452,645
Whole Loans	–	6,212,858	–	6,212,858
Warrants	–	106,380	–	106,380
Short-Term Investments	123,790,771	–	–	123,790,771
Total	$260,897,798	$2,694,826,595	$1,322,201	$2,957,046,594
Other Financial Instruments
Assets
Futures Contracts*	$15,529,065	$–	$–	$15,529,065
Liabilities
Reverse Repurchase Agreements	–	(100,000,000)	–	(100,000,000)
Total	$15,529,065	($100,000,000)	$–	($84,470,935)

* Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/23	Amortization/ Accretion/ Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/23
Collateralized Loan Obligations	$50,000	$–	$–	($50,000)	$–	$–	$–	$–	$0
Corporate Obligations	$1,312,200	$–	$–	$–	$–	$–	$–	$–	$1,312,200
Residential Mortgage- Backed Securities	$10,001	($46,041)	$–	$46,041	$–	$–	$–	$–	$10,001

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at October 31, 2023, is ($3,959).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/23	Valuation Techniques	Unobservable Input*	Range	Weighted Average Unobservable Input
Collateralized Loan Obligations	$–	Model Valuation	Projected cash contribution to equity	$0.00**	N/A
Corporate Obligations	$1,312,200	Model Valuation	Projected cash flow from liquidation	$9.72**	N/A
Residential Mortgage-Backed Securities	$10,001	Model Valuation	Discounted value of the call rights and underlying collateral of security	$0.10-$1.00	$1.00

* Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**Each input presents information for one security and reflects the value as of October 31, 2023.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset-Backed Securities	$-	$-	$39,531,901	$-	$39,531,901
Residential Mortgage-Backed Securities	–	–	54,434,624	–	54,434,624
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	–	6,033,475	–	6,033,475
Total	$-	$-	$100,000,000	$-	$100,000,000

The average monthly notional value of long and short futures contracts during the period ended October 31, 2023, was $12,326,853 and ($261,001,822) respectively. The average monthly notional value of long swap contracts during the period ended October 31, 2023, was $34,700,000.

Transactions with Affiliates

The Fund's ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund's investment adviser.

The Fund had the following investments in affiliates during the period ended October 31, 2023:

Security Name	Value as of January 31, 2023	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of October 31, 2023	Share Balance	Dividend Income
Financials Income Impact Fund	$41,799,908	$–	$–	$–	($3,397,529)	$38,402,379	5,147,772	$1,526,442
High Yield Opportunities Fund	35,297,429	–	–	–	(733,973)	34,563,456	3,336,241	1,681,365
Income ETF	9,806,280	10,162	–	–	(183,732)	9,632,710	481,200	466,370
Total Return Bond Fund	34,710,309	–	–	–	(2,988,833)	31,721,476	3,985,110	1,147,632
UltraShort Income ETF	4,849,663	–	(855,723)	9,501	(5,413)	3,998,028	78,989	207,181
Total	$126,463,589	$10,162	($855,723)	$9,501	($7,309,480)	$118,318,049	13,029,312	$5,028,990